UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Michael T. Steinert, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.8%)
Government Obligations (39.1%)
Other Government Obligations (1.3%)
Provincial or Local Government Obligations (1.3%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,357,098
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,211,858
4.926%, 10/01/51	2,055,000	2,345,022
		4,913,978
U.S. Government Agencies and Obligations (37.8%)
Export-Import Bank of the United States (0.2%)
Tagua Leasing LLC, 1.732%, 09/18/24	650,692	634,299
Federal Home Loan Mortgage Corporation (FHLMC) (7.2%)
2.500%, 03/01/28	578,108	585,032
3.000%, 08/01/42	578,864	577,162
3.000%, 04/01/43	1,053,616	1,050,518
3.000%, 07/01/45	860,829	853,494
3.182%, 09/25/24 (b)	1,000,000	1,028,922
3.500%, 10/01/25	261,290	273,904
3.500%, 08/01/42	621,893	639,373
3.500%, 05/25/45	1,102,212	1,104,037
3.500%, 03/01/46	1,657,555	1,696,369
4.000%, 02/01/20	364,038	376,679
4.000%, 09/01/40	560,477	593,450
4.000%, 10/01/40	430,281	452,370
4.000%, 11/01/40	2,139,242	2,270,580
4.000%, 02/01/41	457,325	483,643
4.000%, 08/01/41	634,730	669,895
4.000%, 07/01/42	520,851	548,567
4.282%, 10/25/27 (b)	1,750,000	1,876,264
4.500%, 01/01/41	654,487	703,462
4.500%, 02/01/41	519,633	558,382
4.500%, 03/01/41	653,594	703,295
4.500%, 04/01/41	789,515	856,491
4.782%, 03/25/25 (b)	1,500,000	1,613,428
5.000%, 04/01/35	141,198	153,623
5.000%, 08/01/35	46,937	51,244
5.000%, 11/01/35	133,210	145,553
5.000%, 11/01/39	434,955	482,539
5.000%, 03/01/40	2,340,821	2,589,369
5.000%, 04/01/40	379,010	416,651
5.000%, 08/01/40	232,067	253,936
5.500%, 12/01/17	7,223	7,271
5.500%, 06/01/20	36,504	37,586
5.500%, 10/01/20	94,319	99,193
5.500%, 11/01/23	116,592	129,149
5.500%, 05/01/34	818,420	938,863
5.500%, 10/01/34	325,504	369,123
5.500%, 07/01/35	384,459	432,785
5.500%, 10/01/35	394,263	446,873
5.500%, 12/01/38	245,604	272,997
6.000%, 11/01/33	316,737	365,392
6.500%, 09/01/32	66,898	77,852
6.500%, 06/01/36	328,236	380,898
7.000%, 12/01/37	76,216	83,012
		27,249,226
Federal National Mortgage Association (FNMA) (13.8%)
Federal National Mortgage Associatiion, 2.500%, 04/01/32 (c)	340,000	340,159
2.500%, 11/01/27	503,730	502,133
2.500%, 07/01/28	662,378	670,060
3.000%, 06/01/22	273,719	280,905
3.000%, 11/01/27	108,686	111,829
3.000%, 04/01/32 (c)	4,380,000	4,490,934
3.000%, 03/01/42	560,723	558,989
3.000%, 04/01/43	682,644	680,530
3.000%, 05/01/43	1,357,793	1,353,518
3.000%, 06/01/43	344,944	343,878
3.000%, 09/01/43	824,916	822,062
3.500%, 11/01/25	351,459	367,599
3.500%, 01/01/26	350,919	367,083
3.500%, 11/01/40	506,811	522,437
3.500%, 01/01/41	433,009	445,557
3.500%, 02/01/41	307,561	317,729
3.500%, 04/01/41	522,170	537,304
3.500%, 11/01/41	2,709,262	2,787,210
3.500%, 01/01/42	2,528,018	2,599,338
3.500%, 04/01/42	2,663,498	2,737,533
3.500%, 08/01/42	1,901,998	1,954,829
3.500%, 01/01/43	429,602	441,799
3.500%, 03/01/43	1,558,208	1,605,744
3.500%, 05/01/43	1,395,514	1,437,881
3.500%, 05/01/45	1,462,441	1,500,946
3.500%, 10/01/45	800,029	818,821
3.500%, 04/01/47 (c)	1,000,000	1,022,891
4.000%, 04/01/41	1,507,854	1,595,711
4.000%, 08/01/41	492,670	518,654
4.000%, 09/01/41	787,229	832,314
4.000%, 04/01/44	3,063,533	3,214,541
4.000%, 08/01/44	369,638	388,362
4.000%, 04/01/47 (c)	1,100,000	1,153,797
4.500%, 05/01/35	156,243	168,288
4.500%, 07/01/35	514,816	554,151
4.500%, 06/01/39	295,425	319,882
4.500%, 04/01/41	2,042,607	2,212,190
4.500%, 07/01/41	1,828,887	1,968,882

See accompanying notes to investments in securities.

	Principal	Value(a)
5.000%, 05/01/18	$5,306	$5,453
5.000%, 06/01/18	12,292	12,632
5.000%, 07/01/18	24,547	25,227
5.000%, 07/01/23	109,608	119,644
5.000%, 11/01/33	67,096	73,571
5.000%, 05/01/34	19,347	21,172
5.000%, 12/01/34	290,050	317,827
5.000%, 04/01/35	70,772	77,440
5.000%, 08/01/35	101,988	111,566
5.000%, 04/01/38	254,455	283,658
5.000%, 12/01/39	349,905	390,431
5.000%, 04/01/41	413,535	460,908
5.500%, 09/01/17	1,164	1,169
5.500%, 02/01/18	12,026	12,132
5.500%, 03/01/18	20,480	20,742
5.500%, 04/01/33	497,328	561,655
5.500%, 12/01/33	118,905	134,531
5.500%, 01/01/34	165,039	184,824
5.500%, 02/01/34	176,432	199,102
5.500%, 03/01/34	317,430	360,826
5.500%, 04/01/34	151,448	169,222
5.500%, 09/01/34	56,806	63,192
5.500%, 02/01/35	218,031	245,184
5.500%, 04/01/35	374,554	419,698
5.500%, 06/01/35	40,518	44,967
5.500%, 08/01/35	163,452	182,989
5.500%, 10/01/35	462,941	528,995
5.500%, 11/01/35	109,573	122,416
5.500%, 12/01/35	88,879	99,525
5.500%, 12/01/39	146,901	164,794
6.000%, 09/01/17	9,374	9,417
6.000%, 08/01/23	90,480	96,938
6.000%, 10/01/32	339,141	392,802
6.000%, 11/01/32	240,092	277,770
6.000%, 03/01/33	343,952	397,297
6.000%, 04/01/33	18,175	20,647
6.000%, 12/01/33	117,486	134,310
6.000%, 01/01/36	76,331	86,957
6.000%, 08/01/37	45,678	51,580
6.000%, 09/01/37	109,077	123,441
6.000%, 10/01/38	244,251	283,875
6.000%, 12/01/38	154,898	176,279
6.000%, 06/01/40	59,833	67,610
6.500%, 12/01/31	96,765	111,391
6.500%, 02/01/32	33,389	38,404
6.500%, 04/01/32	142,813	164,940
6.500%, 05/01/32	43,575	49,254
6.500%, 07/01/32	110,074	125,460
6.500%, 08/01/32	168,180	189,871
6.500%, 09/01/32	112,627	129,383
6.500%, 10/01/32	171,388	198,778
6.500%, 11/01/37	84,910	95,612
7.000%, 07/01/31	86,888	101,600
7.000%, 09/01/31	177,419	205,576
7.000%, 11/01/31	239,744	271,278
7.000%, 02/01/32	40,858	46,016
7.000%, 03/01/32	27,671	32,727
7.000%, 07/01/32	74,737	84,315
7.500%, 04/01/31	96,795	106,717
7.500%, 05/01/31	29,680	33,398
		52,065,605
Government National Mortgage Association (GNMA) (3.0%)
0.011%, 06/17/45 (b) (d)	395,841	150
3.000%, 03/15/45	1,344,079	1,357,034
3.000%, 03/20/45	1,136,416	1,147,719
3.000%, 04/15/45	1,645,903	1,661,767
3.000%, 04/01/47 (c)	1,000,000	1,008,750
3.250%, 11/20/35	398,351	408,737
3.500%, 10/20/43	831,436	865,803
3.500%, 02/20/45	564,731	586,217
3.500%, 03/20/45	632,462	656,525
3.500%, 04/20/46	1,377,465	1,429,534
3.750%, 03/20/46	823,708	863,047
5.000%, 12/15/39	34,335	38,418
5.000%, 01/15/40	548,735	602,306
5.500%, 07/15/38	282,220	321,795
5.500%, 10/15/38	325,148	377,911
8.500%, 10/15/22	12,263	12,308
		11,338,021
U.S. Treasury (13.6%)
U.S. Treasury Bond
2.875%, 11/15/46	12,000,000	11,643,276
5.375%, 02/15/31 (e)	5,115,000	6,829,921
U.S. Treasury Note
0.750%, 10/31/18	550,000	546,133
0.750%, 07/15/19	700,000	690,785
0.875%, 10/15/18	10,000	9,953
0.875%, 05/15/19	370,000	366,748
1.000%, 11/15/19	200,000	197,797
1.375%, 01/15/20	1,000,000	997,656
1.375%, 02/15/20	2,629,000	2,620,682
1.875%, 02/28/22	15,915,000	15,880,815
2.125%, 02/29/24	850,000	845,418
2.250%, 12/31/23	3,840,000	3,853,801
2.250%, 02/15/27	6,750,000	6,663,782
		51,146,767
Total government obligations (cost: $143,181,218)		147,347,896

See accompanying notes to investments in securities.

	Principal	Value(a)
Asset-Backed Securities (5.3%)
Asset-Backed Securities (5.3%)
Ascentium Equipment Receivables Trust, 1.100%, 11/10/17 (f)	$1,714,389	$1,714,389
CarMax Auto Owner Trust, 2.160%, 08/16/21	1,300,000	1,295,023
Chrysler Capital Auto Receivables Trust, 2.930%, 08/17/20 (f)	600,000	602,352
Conseco Financial Corp., 6.400%, 10/15/18	8,343	8,343
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	1,662,062	1,721,331
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,446,566	1,415,977
Earnest Student Loan Program LLC
2.720%, 01/25/41 (f)	909,648	896,286
3.020%, 05/25/34 (f)	1,438,860	1,438,498
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	346,121	347,933
Foursight Capital Automobile Receivables Trust, 3.710%, 01/18/22 (f)	1,200,000	1,186,275
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,000,871	3,004,471
Invitation Homes 2014-SFR1 Trust, 2.443%, 06/17/31 (b) (f)	2,168,534	2,169,115
Invitation Homes 2015-SFR3 Trust, 2.243%, 08/17/32 (b) (f)	980,712	987,427
TAL Advantage V LLC, 3.510%, 02/22/39 (f)	383,875	376,436
TCF Auto Receivables Owner Trust, 2.060%, 04/15/20 (f)	1,830,000	1,835,787
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	374,686	366,848
Wheels SPV 2 LLC, 1.870%, 05/20/25 (f)	450,000	448,841
Total asset-backed securities (cost: $19,809,404)		19,815,332

Other Mortgage-Backed Securities (5.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.3%)
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (j)	769,776	789,862
JPMorgan Mortgage Trust, 3.118%, 11/25/33 (b)	266,820	257,970
Mellon Residential Funding Corp., 6.750%, 06/25/28	7,167	7,239
		1,055,071
Commercial Mortgage-Backed Securities (4.9%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	402,712	407,311
Aventura Mall Trust 2013-AVM, 3.743%, 12/05/32 (b) (f)	1,000,000	1,036,543
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (f)	1,350,000	1,417,901
Citigroup Commercial Mortgage Trust, 2.912%, 01/12/30 (b) (f)	725,000	726,800
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	82,483	71,248
6.057%, 06/11/39 (f) (g)	303,780	219,511
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,033,190
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	242,752	242,049
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	860,128
3.451%, 08/05/34 (f)	550,000	547,777
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,561,381
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,000,000	2,069,721
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,560,560
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,165,000	2,069,347
3.184%, 04/15/50	1,544,000	1,535,821
3.637%, 06/15/48	1,280,000	1,313,263
3.640%, 12/15/59	1,560,000	1,593,806

See accompanying notes to investments in securities.

	Principal	Value(a)
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	$345,000	$361,535
		18,627,892
Total other mortgage-backed securities (cost: $19,992,929)		19,682,963
Corporate Obligations (48.2%)
Communications (2.1%)
Telecommunication (0.5%)
Crown Castle Towers LLC, 3.222%, 05/15/42 (f)	1,950,000	1,979,718
Telephone Services (0.7%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,440,310
Telephone — Integrated (0.9%)
AT&T, Inc.
4.500%, 03/09/48	1,069,000	950,598
5.700%, 03/01/57	2,500,000	2,582,705
		3,533,303
Consumer Cyclical (2.0%)
Auto/Truck Parts & Equipment-Original (1.6%)
Ford Motor Co., 4.346%, 12/08/26	1,175,000	1,198,175
General Motors Financial Co., Inc.
2.400%, 05/09/19	1,675,000	1,678,603
2.420%, 10/04/19 (b)	3,275,000	3,331,189
		6,207,967
Hotels & Motels (0.4%)
Wyndham Worldwide Corp., 4.150%, 04/01/24	1,375,000	1,386,716
Consumer, Non-cyclical (1.3%)
Drugstore Chains (1.3%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	1,047,621	1,131,430
5.880%, 01/10/28	427,166	478,974
6.036%, 12/10/28	2,318,597	2,606,265
6.943%, 01/10/30	617,404	734,298
		4,950,967
Energy (5.1%)
Oil, Gas & Consumable Fuels (0.3%)
Marathon Petroleum Corp., 5.850%, 12/15/45	1,070,000	1,067,603
Pipelines (4.8%)
Buckeye Partners L.P., 5.600%, 10/15/44	3,000,000	3,076,323
Enbridge, Inc., 6.000%, 01/15/77 (b) (h)	1,100,000	1,112,375
Enterprise Products Operating LLC, 7.034%, 01/15/68 (b)	1,835,000	1,900,876
NuStar Logistics L.P., 8.150%, 04/15/18	2,986,000	3,150,230
Sabine Pass Liquefaction LLC, 5.750%, 05/15/24	3,000,000	3,269,403
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,413,792
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,349,221
Transcanada Trust, 5.875%, 08/15/76 (b) (h)	775,000	822,469
		18,094,689
Financial (18.8%)
Banks (12.7%)
Bank of America Corp.
4.000%, 01/22/25	1,650,000	1,648,263
5.875%, 01/05/21	765,000	854,207
3.950%, 04/21/25	780,000	776,620
Barclays PLC, 2.635%, 01/10/23 (b) (h)	3,300,000	3,335,191
Capital One Financial Corp.
3.750%, 07/28/26	2,000,000	1,936,756
5.550%, 06/01/20 (b)	2,915,000	3,024,313
Capital One NA/Mclean VA, 1.885%, 09/13/19 (b)	3,000,000	3,019,299
Citigroup, Inc.
4.400%, 06/10/25	1,500,000	1,528,376
5.950%, 05/15/25 (b)	2,150,000	2,238,709
Compass Bank, 3.875%, 04/10/25	2,500,000	2,454,095
Discover Bank
3.100%, 06/04/20	2,250,000	2,295,261
3.450%, 07/27/26	1,900,000	1,823,880
8.700%, 11/18/19	322,000	365,746
HSBC Holdings PLC, 3.262%, 03/13/23 (b) (h)	1,875,000	1,885,440
Huntington Bancshares, Inc., 3.150%, 03/14/21	1,500,000	1,525,940
JPMorgan Chase & Co.

See accompanying notes to investments in securities.

	Principal	Value(a)
5.000%, 07/01/19 (b)	$1,700,000	$1,719,125
7.900%, 04/30/18 (b)	4,000,000	4,145,000
Morgan Stanley
2.443%, 10/24/23 (b)	3,585,000	3,661,077
3.125%, 07/27/26	800,000	763,580
5.450%, 07/15/19 (b)	1,870,000	1,903,847
5.500%, 07/28/21	740,000	820,624
Standard Chartered PLC, 7.750%, 04/02/23 (b) (f) (h)	1,050,000	1,081,500
The Goldman Sachs Group, Inc., 2.078%, 04/25/19 (b)	2,415,000	2,443,519
US Bancorp, 5.300%, 04/15/27 (b)	1,550,000	1,579,063
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,053,198
		47,882,629
Diversified Financial Services (1.8%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,098,450
Raymond James Financial, Inc., 4.950%, 07/15/46	2,425,000	2,414,550
The Charles Schwab Corp., 4.625%, 03/01/22 (b)	2,200,000	2,167,000
		6,680,000
Insurance (2.3%)
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,247,173
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f)	1,825,000	1,832,446
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (f)	1,345,000	1,367,136
4.125%, 11/01/24 (f)	1,150,000	1,171,867
Unum Group, 5.750%, 08/15/42	1,975,000	2,208,240
		8,826,862
Real Estate Investment Trust — Health Care (1.4%)
Omega Healthcare Investors, Inc., 4.500%, 01/15/25 (c)	975,000	973,036
Physicians Realty L.P., 4.300%, 03/15/27	1,275,000	1,276,711
Ventas Realty L.P., 3.100%, 01/15/23	3,000,000	2,977,755
		5,227,502
Real Estate Investment Trust-Hotels (0.6%)
Hospitality Properties Trust
4.500%, 06/15/23	700,000	724,002
4.500%, 03/15/25	450,000	451,698
4.650%, 03/15/24	920,000	937,325
		2,113,025
Health Care (2.2%)
Health Care Providers & Services (1.2%)
Express Scripts Holding Co., 3.000%, 07/15/23	1,700,000	1,643,228
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,462,933
Sinai Health System, 3.034%, 01/20/36	1,495,000	1,455,888
		4,562,049
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,881,473
Pharmaceuticals (0.2%)
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23 (h)	900,000	854,828
Industrials (2.4%)
Aerospace & Defense (0.6%)
Newell Brands, Inc., 5.000%, 11/15/23	2,000,000	2,143,326
Electrical Equipment (0.4%)
Keysight Technologies, Inc., 3.300%, 10/30/19	1,500,000	1,523,179
Machinery (1.4%)
Pentair Finance S.A., 3.625%, 09/15/20 (h)	1,925,000	1,976,723
Siemens Financieringsmaatschappij NV, 1.747%, 03/16/22 (b) (f) (h)	3,275,000	3,284,907
		5,261,630
Information Technology (1.0%)
Electronic Equipment, Instruments & Components (0.5%)
Tech Data Corp., 3.700%, 02/15/22	1,835,000	1,841,360

See accompanying notes to investments in securities.

	Principal	Value(a)
Software (0.5%)
Microsoft Corp., 4.500%, 02/06/57	$1,800,000	$1,853,073
Technology (0.8%)
Computers (0.8%)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.450%, 06/15/23 (f)	1,790,000	1,931,433
8.350%, 07/15/46 (f)	980,000	1,265,666
		3,197,099
Transportation (6.0%)
Airlines (4.9%)
Air Canada 2015 -1 Class C Pass Through Trust, 5.000%, 03/15/20 (f) (h)	2,000,000	2,027,600
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	527,608	590,921
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 01/15/21 (f)	1,876,202	1,946,560
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f)	1,303,682	1,347,681
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,843,592	1,802,112
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	528,233	545,400
British Airways PLC, 5.625%, 12/20/21 (f)	498,270	518,201
Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 05/10/21	1,343,242	1,490,998
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	560,345	591,864
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,420,009	1,505,210
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,072,609	1,099,424
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	602,600	614,652
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,358,473	2,411,539
Virgin Australia 2013-1A Pass Through Trust, 5.000%, 10/23/23 (f) (h)	1,200,940	1,248,978
Virgin Australia 2013-1B Pass Through Trust, 6.000%, 04/23/22 (f) (h)	587,311	599,057
		18,340,197
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,352,750
Utilities (6.5%)
Electric Companies (0.9%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,270,000	1,284,226
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,001,215
		3,285,441
Electric Utilities (4.8%)
Cleco Corporate Holdings LLC
3.743%, 05/01/26 (f)	1,125,000	1,112,283
4.973%, 05/01/46 (f)	1,000,000	1,030,199
Dominion Resources, Inc.
2.962%, 07/01/19 (j)	750,000	760,656
5.750%, 10/01/54 (b)	1,800,000	1,863,000
El Paso Electric Co., 5.000%, 12/01/44	1,165,000	1,235,958
Exelon Corp., 3.497%, 06/01/22	1,750,000	1,766,156
Exelon Generation Co. LLC, 3.400%, 03/15/22	3,900,000	3,931,769
Great Plains Energy, Inc., 4.850%, 04/01/47	1,000,000	1,025,169
IPALCO Enterprises, Inc., 3.450%, 07/15/20	1,400,000	1,415,750

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
Pacific Gas & Electric Co., 1.254%, 11/30/17 (b)	$1,400,000	$1,400,897
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,422,521
		17,964,358
Gas Utilities (0.8%)
Brooklyn Union Gas Co., 4.504%, 03/10/46 (f)	1,300,000	1,356,877
Southern Co. Gas Capital Corp., 3.875%, 11/15/25	1,650,000	1,679,416
		3,036,293
Total corporate obligations (cost: $177,786,818)		181,488,347
Total long-term debt securities (cost: $360,770,369)		368,334,538
Short-Term Securities (4.4%)
Investment Companies (4.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620% (k)	16,588,029	16,588,029
Total short-term securities (cost: $16,588,029)		16,588,029
Total investments in securities (cost: $377,358,398) (l)		384,922,567
Liabilities in excess of cash and other assets (-2.2%)		(8,452,180)
Total net assets (100.0%)		$376,470,387

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Variable rate security.

(c)     Security is issued on a when-issued or forward commitment basis. As of March 31, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $8,919,040.

(d)    Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)     Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2017, securities with an aggregate market value of $400,582 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	June 2017	3	Long	$38
5 Year U.S. Treasury Note	June 2017	176	Long	(10,146)
U.S. Long Bond	June 2017	14	Long	3,894
10 Year U.S. Treasury Note	June 2017	134	Short	(7,738)
		327		$(13,952)

(f)      Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)     Illiquid security. (See Note 3.)

(h)    Foreign security: The Fund held 4.9% of net assets in foreign securities at March 31, 2017.

(i)        These securities are being fair-valued according to procedures approved by the Board of Trustees.

(j)       Step rate security.

(k)    All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2017.

(l)        At March 31, 2017 the cost of securities for federal income tax purposes was $378,390,393. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,930,525
Gross unrealized depreciation	(2,398,351)
Net unrealized appreciation	$6,532,174

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.5%)
Consumer Discretionary (11.2%)
Auto Components (0.6%)
Cooper Tire & Rubber Co.	6,743	$299,052
Dana, Inc.	18,439	356,057
Gentex Corp.	36,785	784,624
		1,439,733
Automobiles (0.3%)
Thor Industries, Inc.	6,127	588,989
Distributors (0.3%)
Pool Corp.	5,269	628,750
Diversified Consumer Services (0.7%)
DeVry Education Group, Inc.	7,327	259,742
Graham Holdings Co. - Class B	618	370,522
Service Corp. International/US	24,100	744,208
Sotheby’s (b)	5,901	268,378
		1,642,850
Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	6,171	271,277
Buffalo Wild Wings, Inc. (b)	2,180	332,995
Churchill Downs, Inc.	1,556	247,171
Cracker Barrel Old Country Store, Inc.	3,099	493,516
Domino’s Pizza, Inc.	6,153	1,133,998
Dunkin’ Brands Group, Inc.	11,771	643,638
International Speedway Corp. - Class A	3,215	118,794
Jack in the Box, Inc.	4,041	411,050
Panera Bread Co. - Class A (b)	2,761	723,023
Papa John’s International, Inc.	3,301	264,212
Texas Roadhouse, Inc.	8,241	366,972
The Cheesecake Factory, Inc.	5,683	360,075
The Wendy’s Co.	24,660	335,623
		5,702,344
Household Durables (1.5%)
CalAtlantic Group, Inc.	9,233	345,776
Helen of Troy, Ltd. (b)	3,464	326,309
KB Home	10,648	211,682
NVR, Inc. (b)	447	941,775
Tempur Sealy International, Inc. (b)	5,992	278,388
Toll Brothers, Inc. (b)	18,929	683,526
TRI Pointe Group, Inc. (b)	20,352	255,214
Tupperware Brands Corp.	6,487	406,865
		3,449,535
Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	4,090	151,739
Leisure Equipment & Products (0.6%)
Brunswick Corp.	11,462	701,474
Polaris Industries, Inc.	7,505	628,919
		1,330,393
Media (1.4%)
AMC Networks, Inc. - Class A (b)	7,192	422,027
Cable One, Inc.	628	392,167
Cinemark Holdings, Inc.	13,540	600,364
John Wiley & Sons, Inc. - Class A	5,754	309,565
Live Nation Entertainment, Inc. (b)	16,931	514,194
Meredith Corp.	4,683	302,522
The New York Times Co. - Class A	15,606	224,726
Time, Inc.	12,700	245,745
		3,011,310
Multiline Retail (0.3%)
Big Lots, Inc.	5,705	277,719
Dillard’s, Inc. - Class A	3,230	168,735
JC Penney Co., Inc. (b)	39,474	243,160
		689,614
Specialty Retail (2.2%)
Aaron’s, Inc.	8,148	242,321
American Eagle Outfitters, Inc.	21,890	307,117
Cabela’s, Inc. (b)	6,579	349,411
Chico’s FAS, Inc.	16,543	234,910
CST Brands, Inc.	9,691	466,040
Dick’s Sporting Goods, Inc.	11,259	547,863
GameStop Corp. - Class A	13,043	294,120
Kate Spade & Co. (b)	16,426	381,576
Murphy USA, Inc. (b)	4,385	321,947
Office Depot, Inc.	65,917	307,503
Sally Beauty Holdings, Inc. (b)	18,381	375,708
The Michaels Cos., Inc. (b)	11,570	259,052
Urban Outfitters, Inc. (b)	11,310	268,725
Williams-Sonoma, Inc.	10,347	554,806
		4,911,099
Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	6,223	558,826
Deckers Outdoor Corp. (b)	4,089	244,236

See accompanying notes to investments in securities.

	Shares	Value(a)
Skechers U.S.A., Inc. - Class A (b)	17,127	$470,136
		1,273,198
Consumer Staples (4.2%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (b)	1,230	177,920
Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	5,016	563,046
Sprouts Farmers Market, Inc. (b)	16,425	379,746
United Natural Foods, Inc. (b)	6,476	279,957
		1,222,749
Food Products (2.9%)
Dean Foods Co.	11,620	228,449
Flowers Foods, Inc.	23,538	456,873
Ingredion, Inc.	9,192	1,106,992
Lamb Weston Holdings, Inc.	17,766	747,238
Lancaster Colony Corp.	2,457	316,560
Post Holdings, Inc. (b)	8,230	720,290
Snyder’s-Lance, Inc.	10,975	442,402
The Hain Celestial Group, Inc. (b)	13,245	492,714
Tootsie Roll Industries, Inc.	2,291	85,577
TreeHouse Foods, Inc. (b)	7,272	615,647
WhiteWave Foods Co. - Class A (b)	22,691	1,274,100
		6,486,842
Household Products (0.2%)
Energizer Holdings, Inc.	7,929	442,042
Personal Products (0.5%)
Avon Products, Inc. (b)	56,080	246,752
Edgewell Personal Care Co. (b)	7,351	537,652
Nu Skin Enterprises, Inc.	6,290	349,347
		1,133,751
Energy (2.9%)
Energy Equipment & Services (1.4%)
Diamond Offshore Drilling, Inc. (b)	8,254	137,924
Dril-Quip, Inc. (b)	4,840	264,022
Ensco PLC - Class A (c)	38,801	347,269
Nabors Industries, Ltd.	36,535	477,513
Noble Corp. PLC (c)	31,328	193,920
Oceaneering International, Inc.	12,557	340,044
Oil States International, Inc. (b)	6,577	218,028
Patterson-UTI Energy, Inc.	21,297	516,878
Rowan Cos., PLC - Class A (b)	16,068	250,339
Superior Energy Services, Inc. (b)	19,568	279,040
		3,024,977
Oil, Gas & Consumable Fuels (1.5%)
Consol Energy, Inc. (b)	22,620	379,564
Gulfport Energy Corp. (b)	20,336	349,576
HollyFrontier Corp.	22,708	643,545
QEP Resources, Inc. (b)	30,678	389,917
SM Energy Co.	12,535	301,091
Western Refining, Inc.	10,159	356,276
World Fuel Services Corp.	8,954	324,582
WPX Energy, Inc. (b)	50,744	679,462
		3,424,013
Financial (15.5%)
Capital Markets (2.7%)
Eaton Vance Corp.	14,695	660,687
Factset Research Systems, Inc.	5,066	835,434
Federated Investors, Inc. - Class B	11,849	312,102
Janus Capital Group, Inc.	18,406	242,959
Legg Mason, Inc.	11,070	399,738
MarketAxess Holdings, Inc.	4,818	903,327
MSCI, Inc.	11,593	1,126,724
SEI Investments Co.	17,119	863,482
Stifel Financial Corp. (b)	8,725	437,908
Waddell & Reed Financial, Inc. - Class A	10,790	183,430
		5,965,791
Commercial Banks (7.2%)
Associated Banc-Corp.	19,437	474,263
BancorpSouth, Inc.	10,921	330,360
Bank of Hawaii Corp.	5,460	449,686
Bank of the Ozarks, Inc.	11,672	607,061
Cathay General Bancorp	9,582	361,050
Chemical Financial Corp.	9,099	465,414
Commerce Bancshares, Inc.	11,189	628,374
Cullen/Frost Bankers, Inc.	7,265	646,367
East West Bancorp, Inc.	18,459	952,669
First Horizon National Corp.	29,920	553,520
FNB Corp.	41,031	610,131
Fulton Financial Corp.	22,291	397,894
Hancock Holding Co.	10,788	491,393
International Bancshares Corp.	7,435	263,199
MB Financial, Inc.	9,112	390,176
PacWest Bancorp	15,348	817,435

See accompanying notes to investments in securities.

	Shares	Value(a)
PrivateBancorp, Inc.	10,246	$608,305
Prosperity Bancshares, Inc.	8,895	620,070
Signature Bank (b)	6,874	1,020,033
SVB Financial Group (b)	6,698	1,246,431
Synovus Financial Corp.	15,659	642,332
TCF Financial Corp.	21,870	372,227
Texas Capital Bancshares, Inc. (b)	6,360	530,742
Trustmark Corp.	8,666	275,492
UMB Financial Corp.	5,612	422,640
Umpqua Holdings Corp.	28,212	500,481
Valley National Bancorp	33,781	398,616
Webster Financial Corp.	11,781	589,521
Wintrust Financial Corp.	6,720	464,486
		16,130,368
Consumer Finance (0.3%)
SLM Corp. (b)	54,941	664,786
Insurance (4.7%)
Alleghany Corp. (b)	1,969	1,210,266
American Financial Group, Inc.	9,358	892,941
Aspen Insurance Holdings, Ltd. (c)	7,661	398,755
Brown & Brown, Inc.	14,697	613,159
CNO Financial Group, Inc.	22,252	456,166
Everest Re Group, Ltd. (c)	5,235	1,223,995
First American Financial Corp.	14,080	553,063
Genworth Financial, Inc. - Class A (b)	63,817	262,926
Kemper Corp.	6,239	248,936
Mercury General Corp.	4,672	284,945
Old Republic International Corp.	31,294	640,901
Primerica, Inc.	5,851	480,952
Reinsurance Group of America, Inc.	8,237	1,045,934
RenaissanceRe Holdings, Ltd. (c)	5,242	758,255
The Hanover Insurance Group, Inc.	5,447	490,557
WR Berkley Corp.	12,416	876,942
		10,438,693
Thrifts & Mortgage Finance (0.6%)
New York Community Bancorp, Inc.	62,542	873,712
Washington Federal, Inc.	11,430	378,333
		1,252,045
Health Care (7.8%)
Biotechnology (0.7%)
Bioverativ, Inc. (b)	13,822	752,746
United Therapeutics Corp. (b)	5,757	779,383
		1,532,129
Health Care Equipment & Supplies (3.6%)
ABIOMED, Inc. (b)	5,184	649,037
Align Technology, Inc. (b)	9,662	1,108,328
Globus Medical, Inc. (b)	9,209	272,771
Halyard Health, Inc. (b)	5,975	227,588
Hill-Rom Holdings, Inc.	7,614	537,548
LivaNova PLC (b) (c)	5,551	272,054
Masimo Corp. (b)	5,745	535,779
NuVasive, Inc. (b)	6,478	483,777
ResMed, Inc.	18,137	1,305,320
STERIS PLC (c)	10,874	755,308
Teleflex, Inc.	5,750	1,113,947
West Pharmaceutical Services, Inc.	9,380	765,502
		8,026,959
Health Care Providers & Services (1.9%)
HealthSouth Corp.	11,402	488,120
LifePoint Health, Inc. (b)	5,114	334,967
Mednax, Inc. (b)	12,009	833,185
Molina Healthcare, Inc. (b)	5,449	248,474
Owens & Minor, Inc.	7,815	270,399
Tenet Healthcare Corp. (b)	10,223	181,049
VCA, Inc. (b)	10,401	951,692
WellCare Health Plans, Inc. (b)	5,672	795,271
		4,103,157
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	23,112	293,060
Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,627	523,666
Bio-Techne Corp.	4,777	485,582
Charles River Laboratories International, Inc. (b)	6,065	545,547
PAREXEL International Corp. (b)	6,520	411,477
		1,966,272
Pharmaceuticals (0.6%)
Akorn, Inc. (b)	11,151	268,516
Catalent, Inc. (b)	15,972	452,327

See accompanying notes to investments in securities.

	Shares	Value(a)
Endo International PLC (b) (c)	25,407	$283,542
Prestige Brands Holdings, Inc. (b)	6,777	376,530
		1,380,915
Industrials (14.3%)
Aerospace & Defense (2.0%)
BE Aerospace, Inc.	12,991	832,853
Curtiss-Wright Corp.	5,701	520,273
Esterline Technologies Corp. (b)	3,801	327,076
Huntington Ingalls Industries, Inc.	5,894	1,180,215
KLX, Inc. (b)	6,723	300,518
Orbital ATK, Inc.	7,377	722,946
Teledyne Technologies, Inc. (b)	4,509	570,208
		4,454,089
Airlines (0.4%)
JetBlue Airways Corp. (b)	43,153	889,383
Building Products (0.8%)
AO Smith Corp.	18,856	964,673
Lennox International, Inc.	4,953	828,637
		1,793,310
Commercial Services & Supplies (1.4%)
Clean Harbors, Inc. (b)	6,673	371,152
Copart, Inc. (b)	13,087	810,478
Deluxe Corp.	6,211	448,248
Herman Miller, Inc.	7,670	241,989
HNI Corp.	5,535	255,108
MSA Safety, Inc.	4,012	283,608
Pitney Bowes, Inc.	23,866	312,883
Rollins, Inc.	12,283	456,068
		3,179,534
Construction & Engineering (1.1%)
AECOM (b)	19,886	707,742
Dycom Industries, Inc. (b)	4,023	373,938
EMCOR Group, Inc.	7,638	480,812
Granite Construction, Inc.	5,073	254,614
KBR, Inc.	18,293	274,944
Valmont Industries, Inc.	2,884	448,462
		2,540,512
Electrical Equipment (1.1%)
Belden, Inc.	5,401	373,695
EnerSys	5,560	438,907
Hubbell, Inc.	6,602	792,570
Regal Beloit Corp.	5,734	433,777
Woodward, Inc.	7,080	480,874
		2,519,823
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	8,267	879,692
Machinery (4.4%)
AGCO Corp.	8,544	514,178
Crane Co.	6,437	481,681
Donaldson Co., Inc.	16,908	769,652
Graco, Inc.	7,170	674,984
IDEX Corp.	9,763	912,938
ITT, Inc.	11,293	463,239
Joy Global, Inc.	12,755	360,329
Kennametal, Inc.	10,267	402,774
Lincoln Electric Holdings, Inc.	7,907	686,802
Nordson Corp.	6,852	841,700
Oshkosh Corp.	9,553	655,240
Terex Corp.	13,559	425,752
The Timken Co.	8,938	403,998
The Toro Co.	13,854	865,321
Trinity Industries, Inc.	19,486	517,353
Wabtec Corp.	11,037	860,886
		9,836,827
Marine (0.2%)
Kirby Corp. (b)	6,895	486,442
Professional Services (0.7%)
CEB, Inc.	4,132	324,775
FTI Consulting, Inc. (b)	5,266	216,801
Manpowergroup, Inc.	8,661	888,359
		1,429,935
Road & Rail (1.0%)
Avis Budget Group, Inc. (b)	10,923	323,103
Genesee & Wyoming, Inc. - Class A (b)	7,848	532,565
Landstar System, Inc.	5,349	458,142
Old Dominion Freight Line, Inc.	8,869	758,920
Werner Enterprises, Inc.	5,730	150,126
		2,222,856
Trading Companies & Distributors (0.8%)
GATX Corp.	4,958	302,240
MSC Industrial Direct Co. - Class A	5,742	590,048
Now, Inc. (b)	13,760	233,369
Watsco, Inc.	3,888	556,684
		1,682,341

See accompanying notes to investments in securities.

	Shares	Value(a)
Information Technology (16.9%)
Communications Equipment (1.5%)
ARRIS International PLC (b)	24,356	$644,216
Brocade Communications Systems, Inc.	52,201	651,469
Ciena Corp. (b)	18,084	426,963
InterDigital, Inc.	4,392	379,030
NetScout Systems, Inc. (b)	11,752	445,988
Plantronics, Inc.	4,248	229,859
ViaSat, Inc. (b)	6,783	432,891
		3,210,416
Computers & Peripherals (0.6%)
3D Systems Corp. (b)	13,764	205,910
Diebold Nixdorf, Inc.	9,659	296,531
NCR Corp. (b)	15,953	728,733
		1,231,174
Electronic Equipment, Instruments & Components (3.8%)
Arrow Electronics, Inc. (b)	11,386	835,846
Avnet, Inc.	16,503	755,177
Cognex Corp.	11,018	924,961
Coherent, Inc. (b)	3,144	646,532
IPG Photonics Corp. (b)	4,796	578,877
Jabil Circuit, Inc.	23,332	674,762
Keysight Technologies, Inc. (b)	23,486	848,784
Knowles Corp. (b)	11,356	215,196
Littelfuse, Inc.	2,942	470,455
National Instruments Corp.	13,599	442,784
SYNNEX Corp.	3,732	417,760
Tech Data Corp. (b)	4,377	411,000
Trimble, Inc. (b)	32,302	1,033,987
Vishay Intertechnology, Inc.	17,150	282,118
		8,538,239
Internet Software & Services (0.6%)
j2 Global, Inc.	6,167	517,473
LogMeIn, Inc.	6,731	656,273
WebMD Health Corp. (b)	4,831	254,497
		1,428,243
IT Services (3.8%)
Acxiom Corp. (b)	9,995	284,558
Broadridge Financial Solutions, Inc.	15,143	1,028,967
Computer Sciences Corp.	18,081	1,247,770
Convergys Corp.	12,094	255,788
CoreLogic, Inc. (b)	10,802	439,857
DST Systems, Inc.	4,070	498,575
Gartner, Inc. - Class A (b)	10,583	1,142,858
Jack Henry & Associates, Inc.	9,939	925,321
Leidos Holdings, Inc.	18,288	935,248
MAXIMUS, Inc.	8,298	516,136
NeuStar, Inc. - Class A (b)	7,061	234,072
Science Applications International Corp.	5,571	414,482
WEX, Inc. (b)	4,924	509,634
		8,433,266
Office Electronics (0.3%)
Zebra Technologies Corp. - Class A (b)	6,770	617,762
Semiconductors & Semiconductor Equipment (2.3%)
Cirrus Logic, Inc. (b)	8,224	499,115
Cree, Inc. (b)	12,391	331,211
Cypress Semiconductor Corp.	41,983	577,686
First Solar, Inc. (b)	9,991	270,756
Integrated Device Technology, Inc. (b)	17,082	404,331
Microsemi Corp. (b)	14,763	760,737
Monolithic Power Systems, Inc.	4,850	446,685
Silicon Laboratories, Inc. (b)	5,363	394,449
Synaptics, Inc. (b)	4,527	224,132
Teradyne, Inc.	25,646	797,591
Versum Materials, Inc. (b)	13,914	425,768
		5,132,461
Software (3.9%)
ACI Worldwide, Inc. (b)	15,017	321,214
ANSYS, Inc. (b)	10,931	1,168,196
Cadence Design Systems, Inc. (b)	35,693	1,120,760
CDK Global, Inc.	18,480	1,201,385
CommVault Systems, Inc. (b)	5,367	272,643
Fair Isaac Corp.	3,977	512,834
Fortinet, Inc. (b)	19,080	731,718
Manhattan Associates, Inc. (b)	9,013	469,127
PTC, Inc. (b)	14,816	778,581
Take-Two Interactive Software, Inc. (b)	12,984	769,562
The Ultimate Software Group, Inc. (b)	3,798	741,407
Tyler Technologies, Inc. (b)	4,291	663,217
		8,750,644
Technology Hardware & Equipment (0.1%)
VeriFone Systems, Inc. (b)	14,286	267,577
Materials (7.6%)
Chemicals (3.3%)
Ashland Global Holdings, Inc.	7,966	986,270

See accompanying notes to investments in securities.

	Shares	Value(a)
Cabot Corp.	7,963	$477,063
Minerals Technologies, Inc.	4,486	343,628
NewMarket Corp.	1,205	546,142
Olin Corp.	21,177	696,088
PolyOne Corp.	10,520	358,627
RPM International, Inc.	17,102	941,123
Sensient Technologies Corp.	5,679	450,118
The Chemours Co.	23,450	902,825
The Scotts Miracle-Gro Co. - Class A	5,670	529,521
Valspar Corp.	9,359	1,038,287
		7,269,692
Construction Materials (0.3%)
Eagle Materials, Inc.	6,198	602,074
Containers & Packaging (1.7%)
Aptargroup, Inc.	7,980	614,380
Bemis Co., Inc.	11,837	578,356
Greif, Inc. - Class A	3,305	182,072
Owens-Illinois, Inc. (b)	20,767	423,232
Packaging Corp. of America	12,062	1,105,120
Silgan Holdings, Inc.	4,793	284,513
Sonoco Products Co.	12,707	672,454
		3,860,127
Metals & Mining (2.0%)
Allegheny Technologies, Inc.	13,926	250,111
Carpenter Technology Corp.	5,982	223,129
Commercial Metals Co.	14,796	283,047
Compass Minerals International, Inc.	4,327	293,587
Reliance Steel & Aluminum Co.	9,328	746,427
Royal Gold, Inc.	8,365	585,968
Steel Dynamics, Inc.	31,030	1,078,603
United States Steel Corp.	22,316	754,504
Worthington Industries, Inc.	5,625	253,631
		4,469,007
Paper & Forest Products (0.3%)
Domtar Corp.	8,013	292,635
Louisiana-Pacific Corp. (b)	18,478	458,624
		751,259
Real Estate (9.3%)
Diversified Real Estate Activities (0.1%)
Alexander & Baldwin, Inc.	5,907	262,980
Health Care REITs (1.3%)
Care Capital Properties, Inc.	10,762	289,175
Healthcare Realty Trust, Inc.	14,908	484,510
Medical Properties Trust, Inc.	41,092	529,676
Omega Healthcare Investors, Inc.	25,190	831,018
Quality Care Properties, Inc. (b)	11,983	225,999
Senior Housing Properties Trust	30,414	615,884
		2,976,262
Hotels & Resort REITs (0.5%)
Hospitality Properties Trust	21,032	663,139
LaSalle Hotel Properties	14,475	419,051
		1,082,190
Industrial REITs (1.3%)
DCT Industrial Trust, Inc.	11,766	566,180
Duke Realty Corp.	45,525	1,195,942
First Industrial Realty Trust, Inc.	15,015	399,849
Liberty Property Trust	18,820	725,511
		2,887,482
Office REITs (1.6%)
Corporate Office Properties Trust	12,633	418,152
Cousins Properties, Inc.	53,567	442,999
Douglas Emmett, Inc.	18,621	715,046
Highwoods Properties, Inc.	13,017	639,525
Kilroy Realty Corp.	12,518	902,298
Mack-Cali Realty Corp.	11,503	309,891
		3,427,911
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	5,793	645,630
Residential REITs (1.0%)
American Campus Communities, Inc.	17,066	812,171
Camden Property Trust	11,206	901,635
Education Realty Trust, Inc.	9,366	382,601
		2,096,407
Retail REITs (1.2%)
National Retail Properties, Inc.	18,851	822,281
Tanger Factory Outlet Centers, Inc.	12,324	403,857
Taubman Centers, Inc.	7,748	511,523
Urban Edge Properties	11,750	309,025
Washington Prime Group, Inc.	23,730	206,214
Weingarten Realty Investors	15,086	503,721
		2,756,621
Specialized REITs (2.0%)
CoreCivic, Inc.	15,065	473,343

See accompanying notes to investments in securities.

	Shares	Value(a)
CyrusOne, Inc.	9,514	$489,686
EPR Properties	8,208	604,355
Lamar Advertising Co. - Class A	10,604	792,543
Life Storage, Inc.	5,952	488,778
Potlatch Corp.	5,191	237,229
Rayonier, Inc.	15,742	446,128
The GEO Group, Inc.	10,514	487,534
Uniti Group, Inc.	17,952	464,059
		4,483,655
Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.	150,199	321,426
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	11,993	317,934
Utilities (5.5%)
Electric Utilities (1.4%)
Great Plains Energy, Inc.	27,577	805,800
Hawaiian Electric Industries, Inc.	13,923	463,775
IDACORP, Inc.	6,452	535,258
PNM Resources, Inc.	10,198	377,326
Westar Energy, Inc.	18,187	987,009
		3,169,168
Gas Utilities (2.4%)
Atmos Energy Corp.	13,466	1,063,679
Energen Corp. (b)	12,428	676,580
National Fuel Gas Co.	10,925	651,349
New Jersey Resources Corp.	11,051	437,620
ONE GAS, Inc.	6,688	452,109
Southwest Gas Holdings, Inc.	6,088	504,756
UGI Corp.	22,141	1,093,765
WGL Holdings, Inc.	6,558	541,232
		5,421,090
Multi-Utilities (1.4%)
Black Hills Corp.	6,835	454,322
MDU Resources Group, Inc.	25,006	684,414
NorthWestern Corp.	6,191	363,412
OGE Energy Corp.	25,569	894,404
Vectren Corp.	10,617	622,262
		3,018,814
Water Utilities (0.3%)
Aqua America, Inc.	22,720	730,448
Total common stocks (cost: $148,318,326)		212,560,726
Short-Term Securities (4.6%)
Investment Companies (4.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	10,288,124	10,288,124
Total short-term securities (cost: $10,288,124)		10,288,124
Total investments in securities (cost: $158,606,450) (d)		222,848,850
Liabilities in excess of cash and other assets (-0.1%)		(332,659)
Total net assets (100.0%)		$222,516,191

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Non-income producing security.

(c)     Foreign security: The Fund held 1.9% of net assets in foreign securities at March 31, 2017.

(d)    At March 31, 2017 the cost of securities for federal income tax purposes was $159,037,882. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$72,203,978
Gross unrealized depreciation	(8,393,010)
Net unrealized appreciation	$63,810,968

Holdings of Open Futures Contracts

On March 31, 2017, cash in the amount of $388,800  has been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Index Future	June 2017	54	Long	$34,144
		54		$34,144

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (12.2%)
Auto Components (0.2%)
BorgWarner, Inc.	7,517	$314,135
Delphi Automotive PLC (b)	10,187	819,952
The Goodyear Tire & Rubber Co.	9,546	343,656
		1,477,743
Automobiles (0.5%)
Ford Motor Co.	148,074	1,723,581
General Motors Co.	51,710	1,828,466
Harley-Davidson, Inc.	6,627	400,934
		3,952,981
Distributors (0.1%)
Genuine Parts Co.	5,645	521,654
LKQ Corp. (c)	11,637	340,615
		862,269
Diversified Consumer Services (0.0%)
H&R Block, Inc.	7,856	182,652
Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	15,769	928,952
Chipotle Mexican Grill, Inc. (c)	1,149	511,902
Darden Restaurants, Inc.	4,658	389,735
Marriott International, Inc. - Class A	11,931	1,123,662
McDonald’s Corp.	31,068	4,026,723
Royal Caribbean Cruises, Ltd.	6,325	620,546
Starbucks Corp.	55,285	3,228,091
Wyndham Worldwide Corp.	3,935	331,681
Wynn Resorts, Ltd.	3,042	348,644
Yum! Brands, Inc.	12,751	814,789
		12,324,725
Household Durables (0.5%)
DR Horton, Inc.	12,813	426,801
Garmin, Ltd. (b)	4,318	220,693
Leggett & Platt, Inc.	4,996	251,399
Lennar Corp. - Class A	7,707	394,521
Mohawk Industries, Inc. (c)	2,380	546,186
Newell Brands, Inc.	18,225	859,673
PulteGroup, Inc.	10,851	255,541
Stanley Black & Decker, Inc.	5,835	775,297
Whirlpool Corp.	2,828	484,521
		4,214,632
Internet & Catalog Retail (2.5%)
Amazon.com, Inc. (c)	15,022	13,317,604
Expedia, Inc.	4,557	574,957
Netflix, Inc. (c)	16,328	2,413,441
The Priceline Group, Inc. (c)	1,876	3,339,224
TripAdvisor, Inc. (c)	4,230	182,567
		19,827,793
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,199	419,144
Mattel, Inc.	12,990	332,674
		751,818
Media (3.2%)
CBS Corp. - Class B	14,104	978,253
Charter Communications, Inc. - Class A (c)	8,161	2,671,258
Comcast Corp. - Class A	179,532	6,748,608
Discovery Communications, Inc. - Class A (c)	5,706	165,988
Discovery Communications, Inc. - Class C (c)	8,183	231,661
DISH Network Corp. - Class A (c)	8,580	544,744
News Corp. - Class A	14,392	187,096
News Corp. - Class B	4,530	61,155
Omnicom Group, Inc.	8,871	764,769
Scripps Networks Interactive, Inc. - Class A	3,642	285,424
TEGNA, Inc.	8,101	207,548
The Interpublic Group of Cos., Inc.	14,896	365,995
The Walt Disney Co.	55,185	6,257,427
Time Warner, Inc.	29,374	2,870,133
Twenty-First Century Fox, Inc. - Class A	39,918	1,292,944
Twenty-First Century Fox, Inc. - Class B	18,422	585,451
Viacom, Inc. - Class B	13,099	610,675
		24,829,129
Multiline Retail (0.4%)
Dollar General Corp.	9,619	670,733
Dollar Tree, Inc. (c)	8,902	698,451
Kohl’s Corp.	6,678	265,851
Macy’s, Inc.	11,471	340,001
Nordstrom, Inc.	4,295	200,018
Target Corp.	21,097	1,164,343
		3,339,397
Specialty Retail (2.4%)
Advance Auto Parts, Inc.	2,853	422,986
AutoNation, Inc. (c)	2,409	101,877
AutoZone, Inc. (c)	1,135	820,662
Bed Bath & Beyond, Inc.	5,633	222,278
Best Buy Co., Inc.	10,232	502,903

See accompanying notes to investments in securities.

	Shares	Value(a)
CarMax, Inc. (c)	7,068	$418,567
Foot Locker, Inc.	4,970	371,806
L Brands, Inc.	9,085	427,903
Lowe’s Cos., Inc.	32,820	2,698,132
O’Reilly Automotive, Inc. (c)	3,477	938,234
Ross Stores, Inc.	14,899	981,397
Signet Jewelers, Ltd.	2,633	182,388
Staples, Inc.	24,599	215,733
The Gap, Inc.	8,288	201,315
The Home Depot, Inc.	46,210	6,785,014
The TJX Cos., Inc.	24,671	1,950,983
Tiffany & Co.	4,076	388,443
Tractor Supply Co.	4,930	340,022
Ulta Salon Cosmetics & Fragrance, Inc. (c)	2,218	632,640
		18,603,283
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	10,610	438,511
Hanesbrands, Inc.	14,267	296,183
Michael Kors Holdings, Ltd. (b) (c)	6,116	233,081
NIKE, Inc. - Class B	50,271	2,801,603
PVH Corp.	2,990	309,375
Ralph Lauren Corp.	2,133	174,095
Under Armour, Inc. - Class A (c)	6,953	137,530
Under Armour, Inc. - Class C (c)	6,992	127,954
VF Corp.	12,507	687,510
		5,205,842
Consumer Staples (9.2%)
Beverages (2.0%)
Brown-Forman Corp. - Class B	6,710	309,868
Constellation Brands, Inc. - Class A	6,552	1,061,883
Dr Pepper Snapple Group, Inc.	6,972	682,698
Molson Coors Brewing Co. - Class B	7,020	671,884
Monster Beverage Corp. (c)	15,236	703,446
PepsiCo, Inc.	54,140	6,056,101
The Coca-Cola Co.	146,582	6,220,940
		15,706,820
Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	16,656	2,793,045
CVS Health Corp.	38,909	3,054,356
Sysco Corp.	18,853	978,848
The Kroger Co.	35,051	1,033,654
Wal-Mart Stores, Inc.	57,124	4,117,498
Walgreens Boots Alliance, Inc.	32,338	2,685,671
Whole Foods Market, Inc.	12,020	357,234
		15,020,306
Food Products (1.5%)
Archer-Daniels-Midland Co.	21,663	997,365
Campbell Soup Co.	7,254	415,219
Conagra Brands, Inc.	15,663	631,845
General Mills, Inc.	22,002	1,298,338
Hormel Foods Corp.	10,212	353,642
Kellogg Co.	9,554	693,716
McCormick & Co., Inc.	4,354	424,733
Mead Johnson Nutrition Co.	6,991	622,758
Mondelez International, Inc. - Class A	57,911	2,494,806
The Hershey Co.	5,280	576,840
The JM Smucker Co.	4,381	574,262
The Kraft Heinz Co.	22,624	2,054,485
Tyson Foods, Inc. - Class A	10,885	671,713
		11,809,722
Household Products (1.8%)
Church & Dwight Co., Inc.	9,642	480,847
Clorox Co.	4,833	651,633
Colgate-Palmolive Co.	33,490	2,451,133
Kimberly-Clark Corp.	13,492	1,775,952
The Procter & Gamble Co.	96,978	8,713,473
		14,073,038
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	8,434	715,119
Personal Products (0.1%)
Coty, Inc. - Class A	17,855	323,711
Tobacco (1.8%)
Altria Group, Inc.	73,570	5,254,369
Philip Morris International, Inc.	58,851	6,644,278
Reynolds American, Inc.	31,286	1,971,644
		13,870,291
Energy (6.4%)
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.	16,134	965,136
Halliburton Co.	32,886	1,618,320
Helmerich & Payne, Inc.	4,136	275,334
National Oilwell Varco, Inc.	14,366	575,933
Schlumberger, Ltd.	52,885	4,130,318
TechnipFMC PLC (b) (c)	17,671	574,308
Transocean, Ltd. (b) (c)	14,683	182,803
		8,322,152

See accompanying notes to investments in securities.

	Shares	Value(a)
Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	21,152	$1,311,424
Apache Corp.	14,305	735,134
Cabot Oil & Gas Corp.	18,024	430,954
Chesapeake Energy Corp. (c)	28,896	171,642
Chevron Corp.	71,814	7,710,669
Cimarex Energy Co.	3,640	434,944
Concho Resources, Inc. (c)	5,628	722,298
ConocoPhillips	46,800	2,333,916
Devon Energy Corp.	19,802	826,139
EOG Resources, Inc.	21,916	2,137,906
EQT Corp.	6,528	398,861
Exxon Mobil Corp.	157,295	12,899,763
Hess Corp.	10,206	492,031
Kinder Morgan, Inc.	72,830	1,583,324
Marathon Oil Corp.	32,138	507,780
Marathon Petroleum Corp.	19,923	1,006,908
Murphy Oil Corp.	6,054	173,084
Newfield Exploration Co. (c)	7,544	278,449
Noble Energy, Inc.	16,519	567,262
Occidental Petroleum Corp.	28,993	1,836,997
Phillips 66	16,708	1,323,608
Pioneer Natural Resources Co.	6,415	1,194,665
Range Resources Corp.	7,135	207,629
Southwestern Energy Co. (c)	18,889	154,323
Tesoro Corp.	4,407	357,231
The Williams Cos., Inc.	31,327	926,966
Valero Energy Corp.	17,031	1,128,985
		41,852,892
Financial (14.1%)
Capital Markets (2.8%)
Affiliated Managers Group, Inc.	2,169	355,586
Ameriprise Financial, Inc.	5,844	757,850
BlackRock, Inc.	4,615	1,769,899
CBOE Holdings, Inc.	3,450	279,691
CME Group, Inc.	12,864	1,528,243
E*Trade Financial Corp. (c)	10,351	361,146
Franklin Resources, Inc.	13,031	549,126
Intercontinental Exchange, Inc.	22,545	1,349,769
Invesco, Ltd.	15,303	468,731
Moody’s Corp.	6,340	710,334
Morgan Stanley	54,476	2,333,752
Nasdaq, Inc.	4,304	298,913
Northern Trust Corp.	8,158	706,320
Raymond James Financial, Inc.	4,851	369,937
S&P Global, Inc.	9,806	1,282,036
State Street Corp.	13,619	1,084,209
T Rowe Price Group, Inc.	9,213	627,866
The Bank of New York Mellon Corp.	39,355	1,858,737
The Charles Schwab Corp.	46,083	1,880,647
The Goldman Sachs Group, Inc.	14,096	3,238,133
		21,810,925
Commercial Banks (6.3%)
Bank of America Corp.	380,296	8,971,183
BB&T Corp.	30,605	1,368,043
Citigroup, Inc.	105,105	6,287,381
Citizens Financial Group, Inc.	19,272	665,848
Comerica, Inc.	6,671	457,497
Fifth Third Bancorp	28,468	723,087
Huntington Bancshares, Inc.	41,192	551,561
JPMorgan Chase & Co.	135,522	11,904,252
KeyCorp	40,682	723,326
M&T Bank Corp.	5,890	911,360
People’s United Financial, Inc.	13,022	237,000
Regions Financial Corp.	45,720	664,312
SunTrust Banks, Inc.	18,574	1,027,142
The PNC Financial Services Group, Inc.	18,412	2,213,859
US Bancorp	60,365	3,108,797
Wells Fargo & Co.	170,819	9,507,786
Zions Bancorporation	7,657	321,594
		49,644,028
Consumer Finance (0.8%)
American Express Co.	28,719	2,271,960
Capital One Financial Corp.	18,253	1,581,805
Discover Financial Services	14,625	1,000,204
Navient Corp.	11,039	162,936
Synchrony Financial	29,218	1,002,177
		6,019,082
Diversified Financial Services (0.0%)
Leucadia National Corp.	12,284	319,384
Insurance (4.2%)
Aflac, Inc.	15,228	1,102,812
American International Group, Inc.	35,301	2,203,841
Aon PLC (b)	10,012	1,188,324
Arthur J Gallagher & Co.	6,775	383,059
Assurant, Inc.	2,140	204,734
Berkshire Hathaway, Inc. - Class B (c)	72,049	12,009,127
Chubb, Ltd. (b)	17,653	2,405,221
Cincinnati Financial Corp.	5,664	409,337

See accompanying notes to investments in securities.

	Shares	Value(a)
Hartford Financial Services Group, Inc.	14,183	$681,777
Lincoln National Corp.	8,543	559,139
Loews Corp.	10,454	488,934
Marsh & McLennan Cos., Inc.	19,532	1,443,220
MetLife, Inc.	41,244	2,178,508
Principal Financial Group, Inc.	10,094	637,032
Prudential Financial, Inc.	16,274	1,736,110
The Allstate Corp.	13,836	1,127,496
The Progressive Corp.	22,032	863,214
The Travelers Cos., Inc.	10,610	1,278,929
Torchmark Corp.	4,094	315,402
Unum Group	8,692	407,568
Willis Towers Watson PLC (b)	4,808	629,319
XL Group, Ltd. (b)	10,051	400,633
		32,653,736
Health Care (13.7%)
Biotechnology (2.8%)
AbbVie, Inc.	60,464	3,939,834
Alexion Pharmaceuticals, Inc. (c)	8,537	1,035,026
Amgen, Inc.	27,937	4,583,624
Biogen, Inc. (c)	8,232	2,250,793
Celgene Corp. (c)	29,512	3,672,178
Gilead Sciences, Inc.	49,582	3,367,609
Incyte Corp. (c)	6,856	916,442
Regeneron Pharmaceuticals, Inc. (c)	2,955	1,145,092
Vertex Pharmaceuticals, Inc. (c)	9,400	1,027,890
		21,938,488
Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	65,550	2,911,075
Baxter International, Inc.	18,413	954,898
Becton Dickinson and Co.	8,091	1,484,213
Boston Scientific Corp. (c)	51,723	1,286,351
CR Bard, Inc.	2,710	673,543
Danaher Corp.	23,143	1,979,421
DENTSPLY SIRONA, Inc.	8,652	540,231
Edwards Lifesciences Corp. (c)	8,077	759,803
Hologic, Inc. (c)	10,594	450,775
IDEXX Laboratories, Inc. (c)	3,390	524,128
Intuitive Surgical, Inc. (c)	1,394	1,068,459
Medtronic PLC (b)	51,864	4,178,164
Stryker Corp.	11,726	1,543,728
The Cooper Cos., Inc.	1,840	367,798
Varian Medical Systems, Inc. (c)	3,527	321,416
Zimmer Biomet Holdings, Inc.	7,629	931,577
		19,975,580
Health Care Providers & Services (2.6%)
Aetna, Inc.	13,361	1,704,196
AmerisourceBergen Corp.	6,234	551,709
Anthem, Inc.	10,075	1,666,203
Cardinal Health, Inc.	11,949	974,441
Centene Corp. (c)	6,525	464,971
Cigna Corp.	9,745	1,427,545
DaVita, Inc. (c)	5,876	399,392
Envision Healthcare Corp. (c)	4,440	272,261
Express Scripts Holding Co. (c)	22,977	1,514,414
HCA Holdings, Inc. (c)	10,952	974,618
Henry Schein, Inc. (c)	3,004	510,590
Humana, Inc.	5,650	1,164,691
Laboratory Corp. of America Holdings (c)	3,889	557,955
McKesson Corp.	8,034	1,191,121
Patterson Cos., Inc.	3,027	136,911
Quest Diagnostics, Inc.	5,167	507,348
UnitedHealth Group, Inc.	36,493	5,985,217
Universal Health Services, Inc. - Class B	3,414	424,872
		20,428,455
Health Care Technology (0.1%)
Cerner Corp. (c)	11,131	655,059
Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	12,209	645,490
Illumina, Inc. (c)	5,582	952,513
Mettler-Toledo International, Inc. (c)	1,002	479,868
PerkinElmer, Inc.	4,091	237,524
Thermo Fisher Scientific, Inc.	14,809	2,274,662
Waters Corp. (c)	3,082	481,747
		5,071,804
Pharmaceuticals (5.0%)
Allergan PLC	12,699	3,034,045
Bristol-Myers Squibb Co.	63,453	3,450,574
Eli Lilly & Co.	36,845	3,099,033
Johnson & Johnson	102,961	12,823,793
Mallinckrodt PLC (c)	3,913	174,402
Merck & Co., Inc.	104,151	6,617,755
Mylan NV (c)	17,398	678,348
Perrigo Co. PLC (b)	5,382	357,311
Pfizer, Inc.	225,780	7,723,934

See accompanying notes to investments in securities.

	Shares	Value(a)
Zoetis, Inc.	18,623	$993,909
		38,953,104
Industrials (9.9%)
Aerospace & Defense (2.1%)
Arconic, Inc.	16,711	440,168
General Dynamics Corp.	10,858	2,032,618
L3 Technologies, Inc.	2,935	485,126
Lockheed Martin Corp.	9,548	2,555,045
Northrop Grumman Corp.	6,624	1,575,452
Raytheon Co.	11,161	1,702,053
Rockwell Collins, Inc.	4,921	478,124
The Boeing Co.	21,608	3,821,591
TransDigm Group, Inc.	1,894	416,983
United Technologies Corp.	28,430	3,190,130
		16,697,290
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,377	415,588
Expeditors International of Washington, Inc.	6,755	381,590
FedEx Corp.	9,339	1,822,506
United Parcel Service, Inc. - Class B	26,193	2,810,509
		5,430,193
Airlines (0.6%)
Alaska Air Group, Inc.	4,700	433,434
American Airlines Group, Inc.	19,124	808,945
Delta Air Lines, Inc.	27,721	1,274,057
Southwest Airlines Co.	23,297	1,252,447
United Continental Holdings, Inc. (c)	10,827	764,819
		4,533,702
Building Products (0.3%)
Allegion PLC (b)	3,591	271,839
Fortune Brands Home & Security, Inc.	5,800	352,930
Johnson Controls International PLC	35,609	1,499,851
Masco Corp.	12,151	413,012
		2,537,632
Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	3,411	274,927
Cintas Corp.	3,274	414,292
Republic Services, Inc.	8,671	544,625
Stericycle, Inc. (c)	3,182	263,756
Waste Management, Inc.	15,289	1,114,874
		2,612,474
Construction & Engineering (0.1%)
Fluor Corp.	5,202	273,729
Jacobs Engineering Group, Inc.	4,592	253,846
Quanta Services, Inc. (c)	5,692	211,230
		738,805
Electrical Equipment (0.6%)
Acuity Brands, Inc.	1,680	342,720
AMETEK, Inc.	8,607	465,467
Eaton Corp. PLC	17,029	1,262,700
Emerson Electric Co.	24,470	1,464,774
Rockwell Automation, Inc.	4,843	754,104
		4,289,765
Industrial Conglomerates (2.5%)
3M Co.	22,617	4,327,311
General Electric Co.	330,969	9,862,876
Honeywell International, Inc.	28,902	3,608,993
Roper Technologies, Inc.	3,874	799,942
Textron, Inc.	10,147	482,896
		19,082,018
Machinery (1.4%)
Caterpillar, Inc.	22,265	2,065,301
Cummins, Inc.	5,868	887,241
Deere & Co.	11,117	1,210,197
Dover Corp.	5,902	474,226
Flowserve Corp.	4,926	238,517
Fortive Corp.	11,421	687,773
Illinois Tool Works, Inc.	11,832	1,567,385
Ingersoll-Rand PLC	9,869	802,547
PACCAR, Inc.	13,244	889,997
Parker Hannifin Corp.	5,091	816,189
Pentair PLC (b)	6,301	395,577
Snap-On, Inc.	2,243	378,327
Xylem, Inc.	6,716	337,277
		10,750,554
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,439	155,326
Equifax, Inc.	4,536	620,253
Nielsen Holdings PLC	12,704	524,802
Robert Half International, Inc.	4,768	232,821
United Rentals, Inc. (c)	3,175	397,034
Verisk Analytics, Inc. (c)	5,843	474,101
		2,404,337
Road & Rail (0.9%)
CSX Corp.	35,144	1,635,953
JB Hunt Transport Services, Inc.	3,290	301,825
Kansas City Southern	3,986	341,839
Norfolk Southern Corp.	10,979	1,229,319
Ryder System, Inc.	2,000	150,880

See accompanying notes to investments in securities.

	Shares	Value(a)
Union Pacific Corp.	30,871	$3,269,856
		6,929,672
Trading Companies & Distributors (0.1%)
Fastenal Co.	10,972	565,058
WW Grainger, Inc.	2,074	482,744
		1,047,802
Information Technology (21.7%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	189,876	6,417,809
F5 Networks, Inc. (c)	2,460	350,722
Harris Corp.	4,758	529,423
Juniper Networks, Inc.	14,490	403,257
Motorola Solutions, Inc.	6,206	535,081
		8,236,292
Computers & Peripherals (3.8%)
Apple, Inc. (d)	199,024	28,591,788
NetApp, Inc.	10,278	430,134
Western Digital Corp.	10,928	901,888
		29,923,810
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	11,676	830,981
Corning, Inc.	35,206	950,562
FLIR Systems, Inc.	5,172	187,640
Seagate Technology PLC	11,146	511,936
TE Connectivity, Ltd. (b)	13,414	1,000,013
		3,481,132
Internet Software & Services (4.5%)
Akamai Technologies, Inc. (c)	6,562	391,751
Alphabet, Inc. - Class A (c)	11,315	9,592,857
Alphabet, Inc. - Class C (c)	11,226	9,312,641
eBay, Inc. (c)	38,349	1,287,376
Facebook, Inc. - Class A (c)	89,342	12,691,031
VeriSign, Inc. (c)	3,374	293,909
Yahoo!, Inc. (c)	33,220	1,541,740
		35,111,305
IT Services (3.6%)
Accenture PLC - Class A (b)	23,619	2,831,446
Alliance Data Systems Corp.	2,103	523,647
Automatic Data Processing, Inc.	17,075	1,748,309
Cognizant Technology Solutions Corp. - Class A (c)	23,088	1,374,198
CSRA, Inc.	5,407	158,371
Fidelity National Information Services, Inc.	12,498	995,091
Fiserv, Inc. (c)	8,093	933,204
Global Payments, Inc.	5,800	467,944
International Business Machines Corp.	32,560	5,669,998
Mastercard, Inc. - Class A	35,740	4,019,678
Paychex, Inc.	12,035	708,861
PayPal Holdings, Inc. (c)	42,602	1,832,738
Teradata Corp. (c)	4,880	151,866
The Western Union Co.	18,242	371,225
Total System Services, Inc.	6,238	333,483
Visa, Inc. - Class A	70,483	6,263,824
		28,383,883
Office Electronics (0.0%)
Xerox Corp.	32,393	237,765
Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc. (c)	29,263	425,777
Analog Devices, Inc.	13,788	1,129,927
Applied Materials, Inc.	40,880	1,590,232
Broadcom, Ltd.	15,213	3,331,038
Intel Corp.	179,350	6,469,154
KLA-Tencor Corp.	5,939	564,621
Lam Research Corp.	6,162	790,954
Microchip Technology, Inc.	8,146	601,012
Micron Technology, Inc. (c)	39,322	1,136,406
NVIDIA Corp.	22,343	2,433,823
Qorvo, Inc. (c)	4,737	324,769
QUALCOMM, Inc.	56,030	3,212,760
Skyworks Solutions, Inc.	7,057	691,445
Texas Instruments, Inc.	37,926	3,055,318
Xilinx, Inc.	9,422	545,440
		26,302,676
Software (4.5%)
Activision Blizzard, Inc.	26,239	1,308,277
Adobe Systems, Inc. (c)	18,804	2,446,964
Autodesk, Inc. (c)	7,385	638,581
CA, Inc.	11,891	377,182
Citrix Systems, Inc. (c)	5,961	497,088
Electronic Arts, Inc. (c)	11,694	1,046,847
Intuit, Inc.	9,268	1,074,995
Microsoft Corp.	293,138	19,306,069
Oracle Corp.	113,691	5,071,755
Red Hat, Inc. (c)	6,744	583,356
Salesforce.com, Inc. (c)	24,843	2,049,299
Symantec Corp.	23,475	720,213
Synopsys, Inc. (c)	3,720	268,324
		35,388,950
Technology Hardware Storage & Peripherals (0.3%)
Hewlett Packard Enterprise Co.	63,153	1,496,726

See accompanying notes to investments in securities.

	Shares	Value(a)
HP, Inc.	64,237	$1,148,558
		2,645,284
Materials (2.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	8,290	1,121,554
Albemarle Corp.	4,250	448,970
CF Industries Holdings, Inc.	8,843	259,542
Eastman Chemical Co.	5,564	449,571
Ecolab, Inc.	9,951	1,247,259
EI du Pont de Nemours & Co.	32,797	2,634,583
FMC Corp.	5,003	348,159
International Flavors & Fragrances, Inc.	3,004	398,120
LyondellBasell Industries NV - Class A	12,521	1,141,790
Monsanto Co.	16,678	1,887,950
PPG Industries, Inc.	9,753	1,024,845
Praxair, Inc.	10,865	1,288,589
The Dow Chemical Co.	42,339	2,690,220
The Mosaic Co.	13,284	387,627
The Sherwin-Williams Co.	3,116	966,552
		16,295,331
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,422	528,602
Vulcan Materials Co.	4,992	601,436
		1,130,038
Containers & Packaging (0.3%)
Ball Corp.	6,585	489,002
International Paper Co.	15,538	789,019
Sealed Air Corp.	7,250	315,955
WestRock Co.	9,427	490,487
		2,084,463
Metals & Mining (0.3%)
Freeport-McMoRan, Inc. (c)	50,443	673,918
Newmont Mining Corp.	20,162	664,540
Nucor Corp.	12,067	720,641
		2,059,099
Real Estate (2.9%)
Health Care REITs (0.3%)
HCP, Inc.	17,760	555,533
Ventas, Inc.	13,401	871,601
Welltower, Inc.	13,720	971,650
		2,398,784
Hotels & Resort REITs (0.1%)
Host Hotels & Resorts, Inc.	27,981	522,126
Industrial REITs (0.1%)
ProLogis, Inc.	20,080	1,041,750
Office REITs (0.3%)
Alexandria Real Estate Equities, Inc.	3,371	372,563
Boston Properties, Inc.	5,850	774,599
SL Green Realty Corp.	3,833	408,674
Vornado Realty Trust	6,499	651,915
		2,207,751
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	11,405	396,780
Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,857	259,758
AvalonBay Communities, Inc.	5,225	959,310
Equity Residential	13,846	861,498
Essex Property Trust, Inc.	2,490	576,510
Mid-America Apartment Communities, Inc.	4,290	436,465
UDR, Inc.	10,056	364,630
		3,458,171
Retail REITs (0.6%)
Federal Realty Investment Trust	2,700	360,450
GGP, Inc.	22,156	513,576
Kimco Realty Corp.	16,085	355,318
Realty Income Corp.	10,284	612,206
Regency Centers Corp.	5,530	367,137
Simon Property Group, Inc.	12,132	2,087,068
The Macerich Co.	4,563	293,857
		4,589,612
Specialized REITs (1.0%)
American Tower Corp.	16,160	1,964,086
Crown Castle International Corp.	13,652	1,289,431
Digital Realty Trust, Inc.	6,010	639,404
Equinix, Inc.	2,949	1,180,691
Extra Space Storage, Inc.	4,720	351,121
Iron Mountain, Inc.	9,259	330,269
Public Storage	5,711	1,250,195
Weyerhaeuser Co.	28,412	965,440
		7,970,637

See accompanying notes to investments in securities.

	Shares	Value(a)
Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	232,976	$9,680,153
CenturyLink, Inc.	20,636	486,391
Level 3 Communications, Inc. (c)	11,082	634,112
Verizon Communications, Inc.	154,631	7,538,261
		18,338,917
Utilities (3.2%)
Electric Utilities (1.9%)
Alliant Energy Corp.	8,590	340,250
American Electric Power Co., Inc.	18,597	1,248,417
Duke Energy Corp.	26,539	2,176,463
Edison International	12,313	980,238
Entergy Corp.	6,779	514,933
Eversource Energy	11,987	704,596
Exelon Corp.	35,149	1,264,661
FirstEnergy Corp.	16,785	534,099
NextEra Energy, Inc.	17,765	2,280,493
PG&E Corp.	19,237	1,276,567
Pinnacle West Capital Corp.	4,250	354,365
PPL Corp.	25,720	961,671
The Southern Co.	37,594	1,871,429
Xcel Energy, Inc.	19,211	853,929
		15,362,111
Gas Utilities (0.1%)
ONEOK, Inc.	7,940	440,194
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	24,946	278,896
NRG Energy, Inc.	11,901	222,549
		501,445
Multi-Utilities (1.0%)
Ameren Corp.	9,204	502,446
CenterPoint Energy, Inc.	16,273	448,647
CMS Energy Corp.	10,549	471,962
Consolidated Edison, Inc.	11,594	900,390
Dominion Resources, Inc.	23,827	1,848,260
DTE Energy Co.	6,820	696,390
NiSource, Inc.	12,269	291,880
Public Service Enterprise Group, Inc.	19,203	851,653
SCANA Corp.	5,351	349,688
Sempra Energy	9,548	1,055,054
WEC Energy Group, Inc.	11,928	723,195
		8,139,565
Water Utilities (0.1%)
American Water Works Co., Inc.	6,720	522,614
Total common stocks (cost: $321,140,076)		768,960,689
Short-Term Securities (1.6%)
Investment Companies (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	12,809,293	12,809,293
Total short-term securities (cost: $12,809,293)		12,809,293
Total investments in securities (cost: $333,949,369) (e)		781,769,982
Liabilities in excess of cash and other assets (0.0%)		(281,198)
Total net assets (100.0%)		$781,488,784

Investments in Securities Legend

(a) Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b) Foreign security: The Fund held 2.0% of net assets in foreign securities at March 31, 2017.
(c) Non-income producing security.
(d) Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2017, securities with an aggregate market value of $5,028,100 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	June 2017	101	Long	$(12,886)
		101		$(12,886)

(e)          At March 31, 2017 the cost of securities for federal income tax purposes was $336,822,164. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$451,704,920
Gross unrealized depreciation	(6,757,102)
Net unrealized appreciation	$444,947,818

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (50.1%)
Argentina (4.8%)
Government (4.8%)
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	45,892,000	$3,146,165
16.000%, 10/17/23	6,894,000	473,844
18.200%, 10/03/21	25,742,000	1,790,893
		5,410,902
Brazil (13.5%)
Government (13.5%)
Brazil Letras do Tesouro Nacional (BRL)
14.169%, 07/01/20 (c)	7,468,000	1,737,411
18.576%, 01/01/19 (c)	8,180,000	2,200,370
19.097%, 07/01/19 (c)	12,580,000	3,232,033
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/19	80,000	76,652
6.000%, 08/15/22	134,000	130,123
6.000%, 05/15/23	186,000	181,120
6.000%, 08/15/24	110,000	107,980
6.000%, 05/15/45	2,000,000	2,074,241
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	3,390,000	1,074,997
10.000%, 01/01/23	3,399,000	1,075,216
10.000%, 01/01/25	6,720,000	2,118,573
10.000%, 01/01/27	4,044,000	1,272,158
		15,280,874
Indonesia (10.4%)
Government (10.4%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	15,440
7.000%, 05/15/27	57,457,000,000	4,290,249
8.375%, 03/15/24	21,929,000,000	1,750,821
8.375%, 09/15/26	25,590,000,000	2,083,611
8.750%, 05/15/31	13,084,000,000	1,089,883
9.000%, 03/15/29	5,228,000,000	434,582
9.500%, 07/15/23	18,680,000,000	1,580,883
10.000%, 09/15/24	1,959,000,000	171,643
10.000%, 02/15/28	76,000,000	6,780
10.250%, 07/15/22	2,658,000,000	228,767
10.500%, 08/15/30	1,070,000,000	100,255
11.500%, 09/15/19	466,000,000	38,670
		11,791,584
Mexico (11.5%)
Government (11.5%)
Mexican Bonos (MXN)
4.750%, 06/14/18	54,850,000	2,851,280
5.000%, 06/15/17	70,130,000	3,714,433
5.000%, 12/11/19	100,870,000	5,129,312
7.750%, 12/14/17	5,000,000	267,206
8.500%, 12/13/18	13,490,000	736,364
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,579,585	81,883
3.500%, 12/14/17	2,861,568	152,006
4.000%, 06/13/19	1,974,482	106,989
		13,039,473
Philippines (1.4%)
Government (1.4%)
Philippine Government Bond (PHP)
2.125%, 05/23/18	23,158,000	456,510
2.875%, 05/22/17	4,700,000	93,732
3.375%, 08/20/20	1,600,000	31,094
3.875%, 11/22/19	41,660,000	824,615
5.000%, 08/18/18	3,500,000	71,279
5.875%, 01/31/18	2,470,000	50,354
		1,527,584
Portugal (0.7%)
Government (0.7%)
Portugal Government International Bond (USD)
5.125%, 10/15/24 (d)	785,000	760,822

Serbia (0.2%)
Government (0.2%)
Republic of Serbia (USD)
5.250%, 11/21/17 (d)	200,000	204,006

South Africa (0.8%)
Government (0.8%)
Republic of South Africa Government Bond (ZAR)
6.250%, 03/31/36	1,376,000	72,937
7.000%, 02/28/31	873,000	53,547
8.000%, 01/31/30	3,290,000	222,620
8.250%, 03/31/32	2,008,000	135,714
8.500%, 01/31/37	1,263,000	84,368
8.875%, 02/28/35	2,016,000	141,359
10.500%, 12/21/26	2,432,000	200,545
		911,090
South Korea (4.7%)
Government (4.7%)
Korea Treasury Bond (KRW)
1.375%, 09/10/21	938,200,000	823,316
1.500%, 06/10/19	2,690,600,000	2,399,574
2.000%, 03/10/21	2,212,310,000	1,994,656
4.250%, 06/10/21	139,300,000	135,070
		5,352,616

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Ukraine (2.1%)
Government (2.1%)
Ukraine Government International Bond (USD)
-, 05/31/40 (d) (e)	1,369,000	$505,845
7.750%, 09/01/22 (d)	288,000	276,552
7.750%, 09/01/23 (d)	298,000	281,610
7.750%, 09/01/24 (d)	178,000	166,430
7.750%, 09/01/25 (d)	378,000	349,644
7.750%, 09/01/26 (d)	498,000	457,209
7.750%, 09/01/27 (d)	398,000	365,165
		2,402,455
Total long-term debt securities (cost: $52,866,158)		56,681,406

Short-Term Securities (38.6%)
Mexico (10.3%)
Mexican Cetes (MXN)
4.644%, 05/25/17 (c)	95,203,500	5,004,740
5.029%, 04/27/17 (c)	1,104,600	58,368
5.047%, 04/12/17 (c)	15,059,700	797,892
5.115%, 05/11/17 (c)	16,515,400	870,458
5.205%, 07/20/17 (c)	22,248,700	1,157,386
5.447%, 07/06/17 (c)	11,284,200	588,560
5.608%, 09/14/17 (c)	18,842,900	969,831
5.769%, 11/09/17 (c)	26,615,100	1,355,772
6.621%, 06/01/17 (c)	3,184,500	167,186
6.752%, 08/17/17 (c)	3,633,100	188,079
6.768%, 08/31/17 (c)	9,044,300	466,795
		11,625,067
Philippines (1.1%)
Philippine Treasury Bill (PHP)
1.134%, 04/19/17 (c)	640,000	12,745
1.352%, 09/27/17 (c)	55,340,000	1,087,764
1.433%, 06/07/17 (c)	2,360,000	46,857
1.495%, 05/03/17 (c)	4,620,000	91,928
		1,239,294
United States (19.4%)
Federal Home Loan Bank, 0.357%, 04/03/17 (c)	21,970,000	21,970,000

	Shares
Investment Companies (7.8%)
United States (7.8%)
State Street Institutional U.S. Government Money Market Fund (USD), current rate 0.620%	8,820,587	8,820,587
Total short-term securities (cost: $43,642,672)		43,654,948
Total investments in securities (cost: $96,508,830) (f)		100,336,354
Cash and other assets in excess of liabilities (11.3%)		12,853,081
Total net assets (100.0%)		$113,189,435

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2017, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/03/17	485,214	EUR	515,297	USD	$(3,663)	DBK
04/03/17	325,240,000	CLP	489,451	USD	(1,770)	DBK
04/03/17	518,014	USD	485,214	EUR	946	DBK
04/03/17	506,328	USD	325,240,000	CLP	(15,107)	DBK
04/03/17	43,367,000	CLP	65,292	USD	(207)	JPM
04/03/17	66,713	USD	43,367,000	CLP	(1,215)	JPM
04/03/17	286,689,000	CLP	432,634	USD	(363)	MSC
04/03/17	441,876	USD	286,689,000	CLP	(8,879)	MSC
04/04/17	2,646,601	USD	47,249,763	MXN	(137,873)	CIT
04/04/17	47,249,763	MXN	2,463,581	USD	(45,147)	CIT
04/04/17	186,086	USD	769,000	MYR	(12,320)	HSB
04/04/17	769,000	MYR	173,777	USD	12	HSB
04/06/17	149,900	USD	97,750,000	CLP	(2,273)	DBK
04/07/17	213,674,871	JPY	8,700,000	MYR	47,879	JPS
04/07/17	203,211	USD	130,617,750	CLP	(5,951)	MSC
04/10/17	262,390	EUR	278,524	USD	(2,184)	BOA
04/10/17	1,272,103	EUR	1,348,633	USD	(12,283)	HSB
04/10/17	306,851	EUR	325,311	USD	(2,963)	HSB
04/10/17	366,500	EUR	388,327	USD	(3,760)	JPM
04/10/17	122,324	USD	82,000,000	CLP	1,502	JPM
04/11/17	805,000	EUR	852,592	USD	(8,645)	BOA
04/11/17	59,513	USD	233,000	MYR	(6,879)	JPS
04/11/17	30,600	EUR	32,480	USD	(258)	SCB
04/12/17	29,920,000	JPY	259,657	USD	(8,925)	SCB
04/12/17	3,206,080	EUR	3,406,059	USD	(24,152)	SCB
04/13/17	12,300,000	JPY	115,602	USD	5,184	CIT
04/13/17	1,435,863	EUR	1,516,129	USD	(20,182)	JPM
04/17/17	183,368	USD	122,948,000	CLP	2,237	DBK
04/18/17	22,030,000	JPY	204,848	USD	7,047	BOA
04/18/17	372,196	USD	1,465,895	MYR	(41,135)	DBK
04/18/17	128,748	USD	87,130,000	CLP	2,780	DBK
04/18/17	82,000	EUR	87,415	USD	(341)	GSC
04/18/17	260,900	USD	174,503,000	CLP	2,521	GSC
04/18/17	891,000	EUR	949,147	USD	(4,402)	JPM
04/18/17	56,311	USD	3,868,000	INR	3,151	JPS
04/18/17	41,350	EUR	43,826	USD	(427)	UBS
04/19/17	636,000	EUR	683,783	USD	3,104	JPM
04/20/17	461,945	USD	31,697,000	INR	25,190	DBK
04/20/17	153,389	USD	101,735,000	CLP	172	DBK
04/21/17	29,220,000	JPY	270,953	USD	8,567	JPM
04/24/17	27,530,000	JPY	266,987	USD	19,749	BCB
04/24/17	815,540	EUR	874,618	USD	1,588	DBK
04/24/17	157,977	USD	104,265,000	CLP	(627)	DBK
04/24/17	142,170,490	JPY	1,320,048	USD	43,257	JPM
04/25/17	73,502	USD	5,058,000	INR	4,177	DBK
04/25/17	1,595,000,000	KRW	1,399,307	USD	(28,091)	HSB
04/25/17	1,360,747	USD	1,595,000,000	KRW	66,651	HSB
04/25/17	2,269,803	USD	156,094,362	INR	127,431	JPS

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
04/26/17	444,000,000	KRW	387,451	USD	$(9,908)	HSB
04/26/17	198,432	USD	130,617,750	CLP	(1,330)	MSC
04/27/17	362,540	EUR	390,502	USD	2,352	BCB
04/27/17	107,378	EUR	115,948	USD	985	BCB
04/27/17	477,927	USD	32,918,166	INR	27,474	DBK
04/27/17	184,000	EUR	198,507	USD	1,509	GSC
04/27/17	347,318	USD	23,887,000	INR	19,424	JPS
04/28/17	2,701,600	EUR	2,905,490	USD	12,921	BOA
04/28/17	207,232	EUR	222,761	USD	880	DBK
04/28/17	329,409	USD	216,827,000	CLP	(2,248)	DBK
04/28/17	291,601	USD	20,094,000	INR	16,864	HSB
05/02/17	536,000,000	KRW	468,061	USD	(11,739)	HSB
05/02/17	535,000	EUR	572,094	USD	(828)	JPM
05/02/17	114,231	USD	74,238,500	CLP	(2,236)	MSC
05/03/17	699,000	EUR	754,165	USD	5,584	BOA
05/03/17	56,661	USD	3,868,000	INR	2,675	JPS
05/08/17	335,000	EUR	360,654	USD	1,810	BCB
05/08/17	76,884	EUR	82,781	USD	425	CIT
05/08/17	820,000	EUR	890,782	USD	12,417	DBK
05/08/17	283,324	USD	19,213,833	INR	11,226	DBK
05/08/17	362,558	USD	233,995,000	CLP	(9,654)	DBK
05/08/17	159,743	USD	10,920,000	INR	7,662	HSB
05/09/17	2,906,000	EUR	3,114,970	USD	1,987	DBK
05/09/17	74,440	USD	47,932,000	CLP	(2,154)	DBK
05/09/17	51,000	EUR	54,657	USD	24	GSC
05/10/17	210,000	EUR	225,551	USD	583	DBK
05/10/17	75,000	EUR	80,494	USD	148	GSC
05/10/17	158,000	EUR	169,582	USD	320	HSB
05/11/17	37,182	USD	2,528,000	INR	1,557	DBK
05/15/17	730,000	EUR	781,764	USD	(447)	BOA
05/15/17	449,300	EUR	479,767	USD	(1,668)	BOA
05/15/17	1,020,000,000	KRW	890,285	USD	(23,045)	CIT
05/15/17	3,074,985	EUR	3,299,028	USD	4,114	CIT
05/15/17	1,435,650	EUR	1,531,144	USD	(7,187)	DBK
05/15/17	95,497	USD	62,206,750	CLP	(1,708)	DBK
05/15/17	107,000	EUR	114,832	USD	180	GSC
05/15/17	19,620,000	JPY	189,373	USD	13,033	GSC
05/15/17	22,910,000	JPY	221,160	USD	15,251	HSB
05/15/17	602,000	EUR	645,865	USD	808	HSB
05/15/17	3,040,000	AUD	2,325,858	USD	8,522	JPM
05/15/17	180,901	USD	117,115,000	CLP	(4,327)	MSC
05/15/17	14,666,000	JPY	142,210	USD	10,395	SCB
05/15/17	317,000	EUR	338,399	USD	(1,273)	SCB
05/16/17	563,000,000	KRW	489,650	USD	(14,483)	CIT
05/16/17	115,000	EUR	122,498	USD	(732)	DBK
05/16/17	235,445	USD	15,917,000	INR	8,312	DBK
05/16/17	336,000	EUR	358,079	USD	(1,969)	GSC
05/16/17	379,820	USD	25,664,000	INR	13,205	HSB
05/16/17	890,000	EUR	946,626	USD	(7,072)	JPM
05/16/17	18,200,000	JPY	169,283	USD	5,700	MSC
05/16/17	13,769,800	JPY	128,258	USD	4,494	SCB
05/16/17	160,000	EUR	170,434	USD	(1,017)	SCB

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
05/17/17	38,749	EUR	41,156	USD	$(368)	BOA
05/17/17	153,000	EUR	161,983	USD	(1,975)	GSC
05/17/17	1,375,000,000	KRW	1,175,666	USD	(55,591)	HSB
05/17/17	42,700	USD	27,567,093	CLP	(1,141)	JPM
05/18/17	74,624,550	JPY	695,995	USD	25,212	BOA
05/18/17	74,514,200	JPY	694,625	USD	24,835	CIT
05/18/17	120,547,000	JPY	1,112,930	USD	29,361	CIT
05/18/17	190,351	USD	122,948,000	CLP	(5,009)	DBK
05/18/17	758,000,000	KRW	647,697	USD	(31,075)	HSB
05/19/17	74,400,375	JPY	691,132	USD	22,339	BOA
05/19/17	99,540	USD	405,080	MYR	(8,158)	DBK
05/19/17	74,662,400	JPY	693,566	USD	22,418	HSB
05/22/17	74,602,500	JPY	690,410	USD	19,725	BOA
05/22/17	403,000	AUD	308,343	USD	1,184	CIT
05/22/17	610,000,000	KRW	519,516	USD	(26,772)	DBK
05/22/17	1,514,253	EUR	1,622,605	USD	(474)	HSB
05/22/17	41,201,000	JPY	382,514	USD	12,113	JPM
05/22/17	32,855	EUR	35,134	USD	(82)	JPM
05/22/17	43,380	USD	27,897,907	CLP	(1,332)	JPM
05/22/17	356,559	USD	24,082,000	INR	11,952	JPS
05/23/17	119,438	EUR	126,383	USD	(1,644)	BOA
05/23/17	642,000	EUR	679,817	USD	(8,354)	JPM
05/23/17	524,000	EUR	554,402	USD	(7,282)	MSC
05/23/17	33,313	EUR	35,248	USD	(461)	UBS
05/24/17	185,959	USD	119,882,000	CLP	(5,287)	CIT
05/25/17	64,764,000	JPY	588,914	USD	6,612	BOA
05/25/17	11,968,000	JPY	109,187	USD	1,581	HSB
05/26/17	141,424	USD	9,556,000	INR	4,730	JPS
05/30/17	131,855	EUR	140,000	USD	(1,384)	BOA
05/30/17	397,467	USD	257,340,000	CLP	(9,740)	DBK
05/30/17	154,000	EUR	163,693	USD	(1,436)	GSC
05/30/17	743,770	EUR	790,356	USD	(7,161)	SCB
05/30/17	616,157	EUR	654,648	USD	(6,034)	UBS
05/31/17	54,300	EUR	57,756	USD	(471)	DBK
05/31/17	313,500	USD	202,474,000	CLP	(8,452)	DBK
05/31/17	535,000	EUR	568,919	USD	(4,768)	SCB
06/02/17	1,449,000,000	KRW	1,240,051	USD	(57,905)	HSB
06/06/17	228,417	EUR	241,211	USD	(3,792)	UBS
06/07/17	13,000	EUR	13,792	USD	(153)	DBK
06/07/17	158,417	EUR	167,819	USD	(2,110)	UBS
06/08/17	262,390	EUR	279,268	USD	(2,206)	BOA
06/08/17	46,300,000	JPY	438,596	USD	22,077	CIT
06/09/17	69,400,000	JPY	614,159	USD	(10,200)	HSB
06/13/17	982,000	AUD	744,739	USD	(3,423)	CIT
06/13/17	989,000	AUD	750,067	USD	(3,428)	CIT
06/13/17	133,550	EUR	141,496	USD	(1,806)	DBK
06/13/17	201,650	USD	134,309,250	CLP	588	DBK
06/13/17	66,670,000	JPY	585,081	USD	(14,832)	HSB
06/13/17	1,467,000	AUD	1,111,766	USD	(5,906)	JPM
06/13/17	1,488,000	AUD	1,118,083	USD	(15,588)	JPM
06/14/17	244,907	USD	16,470,000	INR	6,369	DBK
06/14/17	294,000	EUR	314,292	USD	(1,193)	MSC

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
06/15/17	763,000,000	KRW	658,553	USD	$(25,149)	CIT
06/15/17	55,874	EUR	59,860	USD	(101)	CIT
06/15/17	116,000	EUR	124,340	USD	(143)	JPM
06/16/17	17,886,000	JPY	171,554	USD	10,588	CIT
06/16/17	74,100	AUD	55,792	USD	(660)	CIT
06/16/17	46,950,000	JPY	411,842	USD	(10,685)	HSB
06/16/17	26,000,000	JPY	249,273	USD	15,285	JPM
06/16/17	327,271	EUR	349,519	USD	(1,706)	JPM
06/16/17	370,000	AUD	279,084	USD	(2,796)	JPM
06/16/17	437,000	EUR	466,790	USD	(2,195)	MSC
06/19/17	149,300	AUD	112,635	USD	(1,102)	CIT
06/19/17	66,133	USD	4,419,000	INR	1,241	CIT
06/19/17	46,870,000	JPY	448,787	USD	26,920	DBK
06/20/17	35,200,000	JPY	342,955	USD	26,111	CIT
06/20/17	607,000,000	KRW	519,959	USD	(24,033)	DBK
06/20/17	4,111,000	AUD	3,158,646	USD	26,949	JPM
06/22/17	46,960,000	JPY	456,277	USD	33,539	DBK
06/30/17	911,815	EUR	981,972	USD	2,682	BCB
06/30/17	65,018	USD	43,367,000	CLP	237	JPM
07/03/17	487,331	USD	325,240,000	CLP	2,001	DBK
07/03/17	154,900,000	JPY	1,396,439	USD	1,288	JPM
07/05/17	485,214	EUR	520,319	USD	(941)	DBK
07/11/17	62,600,000	JPY	542,854	USD	(21,186)	BCB
07/11/17	10,873,000	JPY	94,174	USD	(3,794)	GSC
07/13/17	33,230,000	JPY	289,494	USD	(9,944)	BCB
07/13/17	9,980,000	JPY	86,634	USD	(3,296)	CIT
07/13/17	254,066	USD	1,023,987	MYR	(23,467)	HSB
07/13/17	35,690,000	JPY	309,960	USD	(11,645)	HSB
07/14/17	253,138	USD	1,023,565	MYR	(22,641)	DBK
07/14/17	286,880	USD	1,160,000	MYR	(25,659)	DBK
07/14/17	21,600,000	JPY	211,102	USD	16,454	JPM
07/20/17	180,514	EUR	813,000	MYR	(11,028)	DBK
07/20/17	58,134	USD	232,000	MYR	(5,899)	DBK
07/20/17	45,710,000	JPY	406,275	USD	(5,759)	SCB
07/24/17	10,020,000	JPY	87,702	USD	(2,637)	DBK
07/25/17	32,786,000	JPY	314,012	USD	18,406	CIT
07/25/17	51,000,000	JPY	453,900	USD	(5,927)	JPM
07/27/17	52,800,000	JPY	469,732	USD	(6,370)	GSC
07/27/17	17,600,000	JPY	156,688	USD	(2,013)	JPM
07/31/17	60,350,000	JPY	581,046	USD	36,760	BCB
07/31/17	50,203,538	JPY	483,591	USD	30,815	DBK
07/31/17	64,982,551	JPY	569,772	USD	(16,293)	HSB
08/15/17	15,430,000	JPY	155,131	USD	15,871	BCB
08/16/17	21,480,270	JPY	191,039	USD	(2,835)	GSC
08/16/17	8,030,000	JPY	71,396	USD	(1,080)	JPM
08/18/17	51,438,000	JPY	520,838	USD	56,530	DBK
08/21/17	1,464,000,000	KRW	1,282,973	USD	(30,483)	CIT
08/22/17	96,755,000	JPY	981,288	USD	107,756	HSB
08/22/17	69,639,000	JPY	706,324	USD	77,604	JPM
08/24/17	23,068,000	JPY	233,549	USD	25,265	BCB
08/24/17	22,797,000	JPY	231,141	USD	25,304	DBK

See accompanying notes to investments in securities.

Exchange Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Gain (Loss)	Counterparty
08/28/17	65,692,000	JPY	664,949	USD	$71,693	JPM
08/30/17	38,472,000	JPY	390,414	USD	42,945	DBK
08/30/17	33,447,000	JPY	338,738	USD	36,654	JPM
08/31/17	54,600,000	JPY	490,355	USD	(2,802)	BCB
09/01/17	73,808,000	JPY	732,949	USD	66,271	HSB
09/07/17	1,494,000,000	KRW	1,319,730	USD	(20,960)	GSC
09/11/17	57,903,900	JPY	512,100	USD	(11,173)	BCB
09/13/17	22,100,000	JPY	194,347	USD	(5,388)	DBK
09/20/17	1,017,000,000	KRW	888,037	USD	(24,767)	CIT
09/21/17	22,560,000	JPY	201,638	USD	(2,332)	BCB
09/25/17	42,092,130	JPY	381,921	USD	1,284	BCB
09/25/17	29,650,000	JPY	265,786	USD	(2,338)	MSC
09/29/17	9,763,000	JPY	88,607	USD	304	JPM
11/09/17	13,826,020	JPY	134,722	USD	9,391	CIT
11/14/17	34,439,000	JPY	335,735	USD	23,461	CIT
11/14/17	13,582,000	JPY	132,635	USD	9,481	JPM
11/16/17	14,665,000	JPY	138,452	USD	5,463	CIT
11/16/17	100,685,000	JPY	899,126	USD	(13,931)	JPM
11/21/17	45,867,000	JPY	427,569	USD	11,511	DBK
11/27/17	52,556,000	JPY	482,409	USD	5,519	SCB
12/12/17	91,710,000	JPY	818,982	USD	(13,888)	CIT
12/13/17	61,770,000	JPY	547,504	USD	(13,495)	JPM
02/09/18	14,673,000	JPY	133,105	USD	(596)	CIT
02/13/18	61,530,000	JPY	560,523	USD	(272)	CIT
02/16/18	15,430,000	JPY	138,628	USD	(2,028)	DBK
02/16/18	100,310,000	JPY	899,117	USD	(15,284)	JPM
02/27/18	65,472,000	JPY	592,239	USD	(4,967)	HSB
02/28/18	22,848,000	JPY	207,278	USD	(1,144)	JPM
03/05/18	44,000,000	JPY	394,447	USD	(7,040)	JPM
03/06/18	20,800,000	JPY	185,334	USD	(4,471)	HSB
03/22/18	28,159,000	JPY	254,893	USD	(2,303)	DBK
03/23/18	77,666,000	JPY	702,558	USD	(6,860)	CIT
					$379,119

At March 31, 2017, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.817%	CIT	02/03/25	$440,000	$14,129	$—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	42,905	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	7,321	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	6,097	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.970%	CIT	01/23/25	2,200,000	44,601	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.973%	CIT	01/27/25	1,300,000	26,225	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	16,906	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	16,499	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.378%	CIT	11/18/46	3,200,000	167,291	—
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(167,332)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.731%	CIT	07/07/24	1,250,000	—	(46,720)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 2.794%	CIT	03/13/47	2,000,000	—	(62,413)
Receive Floating Rate 3-Month USD LIBOR Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(311,615)
Net unrealized appreciation (depreciation)				$341,974	$(588,080)

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Rate represents annualized yield at date of purchase.
(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)	Variable rate security.
(f)	At March 31, 2017 the cost of securities for federal income tax purposes was $96,508,830. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$5,426,727
	Gross unrealized depreciation	(1,599,203)
	Net unrealized appreciation	$3,827,524

Currency Legend
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
USD	United States Dollar
ZAR	South African Rand
Counterparty Legend
BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
JPS	JPMorgan Chase (Singapore)
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Equity Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares/ Principal	Value(a)
Mutual Funds (87.7%)
Investment Companies (87.7%)
iShares Core High Dividend ETF	468,017	$39,247,906
iShares Edge MSCI Minimum Volatility EAFE ETF	822,768	54,302,688
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	243,115	13,006,652
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,463,942	69,859,312
iShares MSCI Germany ETF	303,542	8,726,833
iShares Short Maturity Bond ETF	203,025	10,202,006
Total mutual funds (cost: $186,044,551)		195,345,397
Purchased Option (0.0%)
Put Option Purchased (0.0%)
S&P 500 Index, 2,280, 04/21/17	255	96,900
Total purchased options (cost: $166,431)		96,900
Short-Term Securities (10.4%)
Investment Companies (10.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	23,134,140	23,134,140
Total short-term securities (cost: $23,134,140)		23,134,140
Total investments in securities (cost: $209,345,122) (c)		218,576,437
Cash and other assets in excess of liabilities (1.9%)		4,249,087
Total net assets (100.0%)		$222,825,524

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2017, securities with an aggregate market value of $1,455,460 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Index Future	June 2017	192	Long	$(41,645)
		192		$(41,645)

(c)	At March 31, 2017 the cost of securities for federal income tax purposes was $209,364,289. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$9,281,679
	Gross unrealized depreciation	(69,531)
	Net unrealized appreciation	$9,212,148

Holdings of Open Written Options Contracts

Call Options Contracts	Contracts	Expiration Date	Exercise Price	Value(a)
S&P 500 Index	255	April 2017	2,150.00	(26,775)

See accompanying notes to investments in securities.

SFT Advantus Dynamic Managed Volatility Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (35.7%)
Government Obligations (1.0%)
U.S. Government Agencies and Obligations (1.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.4%)
3.000%, 09/01/43	$179,825	$179,296
3.500%, 10/01/44	304,466	311,841
3.500%, 11/01/44	304,310	311,576
3.500%, 12/01/44	320,063	327,597
		1,130,310
Federal National Mortgage Association (FNMA) (0.3%)
3.000%, 04/01/43	273,079	272,233
3.000%, 05/01/43	123,702	123,313
3.000%, 06/01/43	346,109	345,001
3.500%, 08/01/42	153,387	157,648
3.500%, 02/01/43	170,101	175,637
		1,073,832
U.S. Treasury (0.3%)
U.S. Treasury Note, 0.625%, 04/30/18 (b)	1,000,000	994,805
Total government obligations (cost: $3,181,330)		3,198,947

Asset-Backed Security (0.3%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	958,949
Total asset-backed securities (cost: $999,576)		958,949

Other Mortgage-Backed Securities (0.4%)
Commercial Mortgage-Backed Securities (0.4%)
CSMC Mortgage Trust, 4.138%, 11/15/37 (d) (e)	1,000,000	1,037,928
Total other mortgage-backed securities (cost: $1,008,547)		1,037,928

Corporate Obligations (34.0%)
Basic Materials (0.1%)
Mining (0.1%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (f)	196,000	199,025
Communications (1.8%)
Cable/Satellite TV (0.7%)
Comcast Corp.
4.200%, 08/15/34	500,000	509,825
4.650%, 07/15/42	250,000	260,893
6.400%, 05/15/38	1,000,000	1,275,482
		2,046,200
Media (0.7%)
CBS Corp.,
3.500%, 01/15/25	750,000	746,662
4.000%, 01/15/26	250,000	255,978
Time Warner, Inc., 4.850%, 07/15/45	1,000,000	972,571
Viacom, Inc., 5.625%, 09/15/19	250,000	268,880
		2,244,091
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/25 (d)	1,000,000	1,000,820

Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (f)	250,000	263,088

Consumer Cyclical (1.8%)
Auto/Truck Parts & Equipment-Original (0.5%)
Ford Motor Co., 5.291%, 12/08/46	1,500,000	1,496,550

Food & Staples Retailing (0.3%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	980,701

Home Furnishings (0.3%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,018,509

Retail (0.7%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	978,514
Target Corp., 3.500%, 07/01/24	750,000	768,058
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	252,075
		1,998,647
Consumer Staples (1.0%)
Beverages (0.2%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	515,491

Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	755,014

See accompanying notes to investments in securities.

	Principal	Value(a)
Food Products (0.3%)
Kellogg Co., 4.500%, 04/01/46	$1,000,000	$979,888

Personal Care (0.3%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,002,278

Consumer, Non-cyclical (1.6%)
Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	272,818

Diagnostic Equipment (0.6%)
Abbott Laboratories
3.875%, 09/15/25	750,000	762,036
4.750%, 11/30/36	1,000,000	1,030,956
4.750%, 04/15/43	250,000	251,537
		2,044,529
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	188,233	223,871

Food (0.6%)
Flowers Foods, Inc., 3.500%, 10/01/26	1,000,000	974,784
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,048,166
		2,022,950
Pharmaceuticals (0.2%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	516,038

Energy (4.4%)
Oil, Gas & Consumable Fuels (2.0%)
Apache Corp., 3.250%, 04/15/22	181,000	181,929
Chevron Corp., 3.191%, 06/24/23	250,000	255,989
Ensco PLC, 4.500%, 10/01/24 (f)	750,000	631,875
EOG Resources, Inc., 2.625%, 03/15/23	250,000	244,002
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	738,394
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,013,602
Phillips 66, 4.650%, 11/15/34	1,000,000	1,012,502
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	448,750
Total Capital International SA, 3.750%, 04/10/24 (f)	750,000	781,868
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	992,360
		6,301,271
Pipelines (2.4%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,047,691
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	261,296
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	956,983
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	275,126
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,035,237
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	752,679
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	250,686
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (c) (d)	500,000	505,347
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	253,305
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,017,997
Tesoro Logistics LP, 5.250%, 01/15/25	500,000	522,500
Williams Partners L.P., 4.300%, 03/04/24	500,000	514,482
		7,393,329
Financial (9.7%)
Banks (3.0%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	761,082

See accompanying notes to investments in securities.

	Principal	Value(a)
Bank of America Corp.
3.950%, 04/21/25	$1,000,000	$995,667
5.700%, 01/24/22	250,000	280,669
Bank of Montreal, 2.375%, 01/25/19 (f)	250,000	252,178
Capital One Financial Corp., 4.750%, 07/15/21	250,000	268,874
Citigroup, Inc., 3.300%, 04/27/25	750,000	734,600
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (f)	600,000	600,910
Discover Bank 3.100%, 06/04/20	1,000,000	1,020,116
4.250%, 03/13/26	500,000	513,701
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	267,757
JPMorgan Chase & Co. 3.125%, 01/23/25	1,000,000	982,570
4.500%, 01/24/22	250,000	269,424
KeyBank NA, 3.180%, 05/22/22	1,000,000	1,009,416
PNC Bank NA, 3.800%, 07/25/23	250,000	261,475
SunTrust Bank, 2.750%, 05/01/23	250,000	246,949
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,004,877
		9,470,265
Capital Markets (0.3%)
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (e)	1,000,000	1,007,604

Diversified Banks (0.3%)
Bank of America Corp., 4.183%, 11/25/27	1,000,000	1,003,634

Diversified Financial Services (0.9%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,000,389
Discover Financial Services, 3.750%, 03/04/25	1,000,000	981,015
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	708,640
		2,690,044
Insurance (2.2%)
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	538,059
First American Financial Corp., 4.600%, 11/15/24	750,000	757,587
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	787,661
Manulife Financial Corp., 4.150%, 03/04/26 (f)	750,000	789,796
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,012,766
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	264,044
Old Republic International Corp., 4.875%, 10/01/24	750,000	796,860
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	805,348
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,038,279
		6,790,400
Property / Casualty Insurance (0.3%)
Arch Capital Finance LLC, 4.011%, 12/15/26	1,000,000	1,025,388

Real Estate Investment Trust — Diversified (0.3%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	953,811

Real Estate Investment Trust — Health Care (0.6%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	990,364
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,001,342
		1,991,706
Real Estate Investment Trust — Office Property (0.2%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	515,858

See accompanying notes to investments in securities.

	Principal	Value(a)
Real Estate Investment Trust — Residential (0.2%)
UDR, Inc., 4.000%, 10/01/25	$750,000	$765,024

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	258,303

Real Estate Investment Trust — Single Tenant (0.4%)
Select Income REIT, 4.500%, 02/01/25	750,000	753,607
Tanger Properties L.P., 3.875%, 12/01/23	500,000	506,346
		1,259,953
Real Estate Investment Trust — Storage (0.2%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	521,685

Specialized REITs (0.7%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	953,439
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	990,644
HCP, Inc., 4.250%, 11/15/23	250,000	258,346
		2,202,429
Health Care (2.8%)
Biotechnology (0.4%)
Amgen, Inc., 5.700%, 02/01/19	250,000	267,392
Celgene Corp., 3.875%, 08/15/25	1,000,000	1,022,104
		1,289,496
Health Care Equipment & Supplies (0.3%)
Zimmer Biomet Holdings, Inc., 3.550%, 04/01/25	1,000,000	988,811

Health Care Providers & Services (0.5%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	257,045

UnitedHealth Group, Inc.
2.750%, 02/15/23	250,000	249,370
3.750%, 07/15/25 (b)	1,000,000	1,044,316
		1,550,731
Pharmaceuticals (1.6%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,000,189
Actavis Funding SCS, 3.800%, 03/15/25 (f)	670,000	676,112
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	513,053
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,030,492
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,189,362
Mylan, Inc., 4.200%, 11/29/23	500,000	513,256
		4,922,464
Industrials (3.9%)
Aerospace & Defense (0.5%)
Harris Corp., 3.832%, 04/27/25	1,000,000	1,017,995
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	515,705
		1,533,700
Air Freight & Logistics (0.3%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	972,222

Electrical Equipment (0.6%)
Flex. Ltd., 4.750%, 06/15/25 (f)	1,000,000	1,050,090
Trimble, Inc., 4.750%, 12/01/24	750,000	776,212
		1,826,302
Electronic Parts Distributions (0.5%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,517,016

Environmental Control (0.3%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	993,151

Machinery (0.5%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23	750,000	789,523
CNH Industrial Capital LLC, 3.875%, 07/16/18	750,000	763,125
		1,552,648

See accompanying notes to investments in securities.

	Principal	Value(a)
Miscellaneous Manufacturing (0.4%)
Textron, Inc.
3.875%, 03/01/25	$750,000	$762,817
4.300%, 03/01/24	500,000	524,520
		1,287,337
Road & Rail (0.1%)
Kansas City Southern, 4.300%, 05/15/43	250,000	230,529

Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 2.451%, 11/17/18	800,000	808,335

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	368,629

Trucking & Leasing (0.3%)
GATX Corp., 3.250%, 03/30/25	1,000,000	968,815

Information Technology (1.8%)
Communications Equipment (0.5%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	524,347
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,041,037
		1,565,384
Computers (0.3%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,024,509

Internet Software & Services (0.3%)
eBay, Inc., 3.450%, 08/01/24	750,000	750,419

IT Services (0.4%)
The Western Union Co., 3.350%, 05/22/19	500,000	510,777
Total System Services, Inc., 4.800%, 04/01/26	750,000	807,323
		1,318,100
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,026,692

Materials (0.9%)
Chemicals (0.9%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (f)	1,000,000	951,708
The Dow Chemical Co., 3.500%, 10/01/24	750,000	762,311
The Mosaic Co., 5.450%, 11/15/33	200,000	209,802
The Valspar Corp., 3.950%, 01/15/26	1,000,000	1,013,182
		2,937,003
Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
4.350%, 06/15/45	250,000	220,045
4.500%, 05/15/35	1,000,000	944,027
4.600%, 02/15/21	750,000	797,892
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,033,870
		2,995,834
Transportation (1.0%)
Airlines (0.7%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/27	952,668	969,339
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 06/20/24 (d)	876,781	931,580
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	219,310	228,357
		2,129,276
Transport — Rail (0.3%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	523,512
Union Pacific Corp., 3.750%, 03/15/24	500,000	525,829
		1,049,341

See accompanying notes to investments in securities.

	Principal	Value(a)
Utilities (2.2%)
Electric Utilities (1.5%)
Arizona Public Service Co., 4.350%, 11/15/45	$1,000,000	$1,033,640
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	254,142
Great Plains Energy, Inc., 4.850%, 04/01/47	500,000	512,585
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	754,782
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	997,504
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	252,460
Southern California Edison Co., 4.000%, 04/01/47	1,000,000	999,880
		4,804,993
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	261,276

Multi-Utilities (0.4%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	254,608
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,066,377
		1,320,985
Water Utilities (0.2%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	499,036
Total corporate obligations (cost: $105,235,416)		106,224,246
Total long-term debt securities (cost: $110,424,869)		111,420,070
Purchased Option (0.0%)
Put Option Purchased (0.0%)
SPDR S&P 500 ETF Trust, $230.00, 04/19/17	2,700	132,300
Total purchased options (cost: $188,666)		132,300

	Shares
Mutual Funds (48.1%)
Investment Companies (48.1%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,246,995
SFT Advantus Index 500 Fund (g)	14,224,618	131,873,318
SPDR S&P 500 ETF Trust (b)	36,170	8,526,716
Vanguard S&P 500 ETF	20,175	4,364,861
Total mutual funds (cost: $123,653,386)		150,011,890

Short-Term Securities (15.9%)
Investment Companies (15.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	49,672,780	49,672,780
Total short-term securities (cost: $49,672,780)		49,672,780
Total investments in securities (cost: $283,939,701) (h)		311,237,040
Cash and other assets in excess of liabilities (0.3%)		949,493
Total net assets (100.0%)		$312,186,533

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures or options contracts.

Holdings of Open Futures Contracts

On March 31, 2017, securities with an aggregate market value of $9,590,491 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	June 2017	200	Short	$7,201
S&P 500® Index Future	June 2017	176	Long	(168,458)
		376		$(161,257)

(c)	Illiquid security. (See Note 3.)

See accompanying notes to investments in securities.

(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)	Variable rate security.
(f)	Foreign security: The Fund held 2.0% of net assets in foreign securities at March 31, 2017.
(g)	Affiliated security.
(h)	At March 31, 2017 the cost of securities for federal income tax purposes was $283,965,309. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$28,174,510
	Gross unrealized depreciation	(902,779)
	Net unrealized appreciation	$27,271,731

See accompanying notes to investments in securities.

SFT Advantus Government Money Market Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
U.S. Government Obligations (100.0%)
Discount Notes (47.2%)
Federal Home Loan Bank
0.700%, 04/04/17 (b)	$1,800,000	$1,799,896
0.700%, 04/12/17 (b)	2,400,000	2,399,523
0.700%, 04/19/17 (b)	5,600,000	5,598,505
0.700%, 04/26/17 (b)	7,750,000	7,746,978
0.700%, 04/27/17 (b)	400,000	399,783
0.740%, 05/05/17 (b)	1,700,000	1,698,788
0.740%, 05/12/17 (b)	4,000,000	3,997,472
0.740%, 05/17/17 (b)	1,100,000	1,099,248
0.740%, 05/19/17 (b)	3,000,000	2,997,480
0.760%, 04/24/17 (b)	1,300,000	1,299,377
0.760%, 05/10/17 (b)	4,600,000	4,596,263
Federal Home Loan Mortgage Corporation, 0.760%, 04/21/17 (b)	800,000	799,667
		34,432,980
U.S. Treasury (52.8%)
U.S. Treasury Note
0.856%, 04/30/17 (c)	8,080,000	8,080,746
0.859%, 07/31/17 (c)	10,800,000	10,802,918
0.950%, 10/31/17 (c)	19,600,000	19,620,277
		38,503,941
Total U.S. government obligations (cost: $72,936,921)		72,936,921

	Shares
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	65,449	65,449
Total investment companies (cost: $65,449)		65,449
Total investments in securities (cost: $73,002,370) (d)		73,002,370
Liabilities in excess of cash and other assets (-0.1%)		(102,181)
Total net assets (100.0%)		$72,900,189

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Variable rate security.

(d)         Also represents the cost of securities for federal income tax purposes at March 31, 2017.

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.2%)
Government Obligations (82.7%)
Other Government Obligations (1.1%)
Provincial or Local Government Obligations (1.1%)
Ohio State Water Development Authority, 4.817%, 12/01/30	$250,000	$281,220
Texas A&M University, 4.000%, 05/15/31	325,000	334,656
Utility Debt Securitization Authority, 3.435%, 12/15/25	355,000	366,864
		982,740
U.S. Government Agencies and Obligations (81.6%)
Export-Import Bank of the United States (0.8%)
DY7 Leasing LLC, 2.578%, 12/10/25	182,292	183,194
Export Leasing 2009 LLC, 1.859%, 08/28/21	118,371	117,681
Helios Leasing I LLC
1.825%, 05/16/25	106,653	104,029
2.018%, 05/29/24	164,456	162,383
Union 16 Leasing LLC, 1.863%, 01/22/25	172,415	168,741
		736,028
Federal Home Loan Mortgage Corporation (FHLMC) (18.3%)
1.632%, 01/25/23 (b)	418,405	420,239
2.282%, 03/25/29 (b)	500,000	501,457
2.500%, 03/01/28	173,432	175,510
2.500%, 04/01/28	278,013	281,514
2.832%, 10/25/27 (b)	1,264,000	1,292,342
3.000%, 08/01/42	130,604	130,220
3.000%, 12/01/42	273,524	272,723
3.000%, 01/01/43	366,216	365,145
3.000%, 02/01/43	867,208	865,794
3.000%, 04/01/43	351,205	350,173
3.000%, 10/25/46	389,220	382,628
3.182%, 02/25/24 (b)	270,000	277,694
3.182%, 09/25/24 (b)	500,000	514,461
3.500%, 10/01/25	130,645	136,952
3.500%, 05/01/32	308,461	321,522
3.500%, 03/01/42	1,175,790	1,208,839
3.500%, 08/01/42	310,947	319,686
3.500%, 12/01/44	1,424,282	1,457,806
3.500%, 05/25/45	716,438	717,624
3.500%, 11/01/46	438,876	449,843
3.782%, 05/25/28 (b)	237,685	245,049
4.000%, 09/01/40	373,651	395,633
4.000%, 03/01/41	438,719	465,073
4.000%, 01/01/45	1,089,776	1,143,966
4.282%, 10/25/27 (b)	250,000	268,038
4.500%, 04/01/23	47,612	50,992
4.500%, 09/01/40	294,470	316,715
4.500%, 01/01/41	327,244	351,731
4.500%, 03/01/41	326,797	351,648
4.782%, 03/25/25 (b)	500,000	537,809
5.000%, 03/01/23	38,584	41,980
5.000%, 05/01/29	55,173	60,152
5.000%, 08/01/35	51,655	56,395
5.000%, 11/01/35	55,442	60,579
5.000%, 11/01/39	533,687	592,073
5.000%, 03/01/40	375,256	416,949
5.500%, 06/01/20	24,336	25,057
5.500%, 10/01/20	147,137	152,866
5.500%, 11/01/23	116,592	129,149
5.500%, 05/01/34	192,041	220,303
6.000%, 09/01/22	74,716	79,998
6.000%, 11/01/33	163,965	189,151
6.250%, 12/15/23	73,424	79,686
6.500%, 11/01/32	55,307	64,418
		16,737,582
Federal National Mortgage Association (FNMA) (42.6%)
2.500%, 03/01/27	463,736	469,162
2.500%, 11/01/27	214,085	213,406
2.500%, 03/01/28	491,567	497,320
3.000%, 09/01/22	159,912	164,111
3.000%, 11/01/27	217,372	223,659
3.000%, 06/01/28	286,839	295,110
3.000%, 04/01/32 (c)	2,350,000	2,409,520
3.000%, 03/01/42	140,181	139,747
3.000%, 09/01/42	195,482	194,876
3.000%, 03/01/43	140,787	140,352
3.000%, 04/01/43	565,927	564,175
3.000%, 05/01/43	762,440	760,001
3.000%, 09/01/43	214,862	214,118
3.000%, 01/01/46	517,816	513,962
3.500%, 11/01/25	77,667	81,233
3.500%, 01/01/26	175,460	183,542
3.500%, 12/01/32	281,327	293,827
3.500%, 11/01/40	253,406	261,219
3.500%, 01/01/41	416,840	428,927
3.500%, 02/01/41	917,227	943,804
3.500%, 11/01/41	424,982	437,209
3.500%, 12/01/41	804,427	827,314
3.500%, 01/01/42	1,896,013	1,949,503
3.500%, 05/01/42	574,549	590,828
3.500%, 08/01/42	546,057	561,225
3.500%, 01/01/43	330,819	340,212
3.500%, 02/01/43	680,404	702,549
3.500%, 03/01/43	311,642	321,149

See accompanying notes to investments in securities.

	Principal	Value(a)
3.500%, 05/01/43	$1,169,464	$1,202,734
3.500%, 06/01/45	1,784,721	1,831,713
3.500%, 10/01/45	240,009	245,646
3.500%, 01/01/46	486,053	498,225
3.500%, 01/01/47	994,082	1,019,298
3.500%, 04/01/47 (c)	3,200,000	3,273,250
4.000%, 06/25/23	162,018	167,357
4.000%, 12/01/40	186,470	196,278
4.000%, 04/01/41	158,607	167,857
4.000%, 11/01/41	369,416	388,957
4.000%, 06/01/42	969,464	1,021,906
4.000%, 09/01/43	617,584	648,756
4.000%, 10/01/43	1,416,124	1,504,493
4.000%, 01/01/44	322,237	342,377
4.000%, 08/01/44	284,337	298,740
4.000%, 04/01/47 (c)	1,370,000	1,437,001
4.500%, 04/01/21	4,006	4,146
4.500%, 11/01/23	41,989	44,997
4.500%, 04/01/25	84,341	88,817
4.500%, 05/25/34	537,000	602,365
4.500%, 05/01/35	224,936	242,277
4.500%, 07/01/35	221,180	238,080
4.500%, 09/01/37	258,156	278,132
5.000%, 05/01/18	24,939	25,630
5.000%, 10/01/20	49,927	52,432
5.000%, 06/25/23	154,948	163,587
5.000%, 11/01/33	232,481	254,915
5.000%, 03/01/34	475,017	520,785
5.000%, 05/01/34	50,810	55,595
5.000%, 12/01/34	45,753	50,135
5.000%, 04/01/35	70,772	77,440
5.000%, 07/01/35	441,864	483,726
5.000%, 03/01/38	124,953	138,150
5.000%, 06/01/39	188,461	208,655
5.000%, 12/01/39	302,668	337,723
5.000%, 06/01/40	103,999	115,116
5.000%, 04/01/41	206,768	230,454
5.500%, 02/01/18	13,001	13,115
5.500%, 03/01/18	25,856	26,187
5.500%, 08/01/23	66,535	73,809
5.500%, 02/01/24	93,769	104,021
5.500%, 04/01/33	355,234	401,182
5.500%, 05/01/33	19,129	21,369
5.500%, 01/01/34	53,877	60,336
5.500%, 02/01/34	32,261	36,166
5.500%, 04/01/34	78,262	87,543
5.500%, 05/01/34	18,138	20,259
5.500%, 09/01/34	189,353	210,641
5.500%, 10/01/34	81,360	91,117
5.500%, 01/01/35	131,109	145,896
5.500%, 02/01/35	260,382	293,505
5.500%, 06/01/35	13,841	15,500
5.500%, 08/01/35	69,118	77,379
5.500%, 10/01/35	52,941	60,491
5.500%, 11/01/35	12,438	13,905
5.500%, 09/01/36	191,453	214,301
5.500%, 05/01/38	3,788	4,202
6.000%, 09/01/32	20,751	23,819
6.000%, 10/01/32	342,212	396,601
6.000%, 11/01/32	245,533	283,982
6.000%, 03/01/33	303,331	350,352
6.000%, 04/01/33	45,847	52,083
6.000%, 12/01/33	77,721	89,385
6.000%, 08/01/34	63,613	72,139
6.000%, 09/01/34	38,291	43,401
6.000%, 11/01/34	19,093	21,610
6.000%, 12/01/34	167,622	190,818
6.000%, 11/01/36	22,655	25,753
6.000%, 01/01/37	197,970	225,344
6.000%, 08/01/37	45,678	51,580
6.000%, 09/01/37	73,893	83,624
6.000%, 12/01/37	40,148	45,470
6.000%, 12/01/38	94,216	107,221
6.500%, 11/01/23	59,645	64,881
6.500%, 02/01/32	254,668	293,402
6.500%, 04/01/32	87,675	101,259
6.500%, 05/01/32	31,125	35,181
6.500%, 07/01/32	295,747	336,160
6.500%, 09/01/32	891	991
6.500%, 09/01/34	22,879	25,831
6.500%, 11/01/34	11,138	12,818
6.500%, 03/01/35	126,443	144,176
6.500%, 02/01/36	22,988	25,560
6.500%, 09/01/37	119,918	134,645
7.000%, 09/01/31	129,397	146,099
7.000%, 11/01/31	23,504	26,596
7.000%, 02/01/32	93,249	107,827
7.000%, 07/01/32	17,003	19,173
7.000%, 10/01/37	16,448	17,406
7.500%, 07/25/22	86,092	92,543
7.500%, 04/01/31	32,464	35,792
		38,834,251
Government National Mortgage Association (GNMA) (18.7%)
0.000%, 03/16/42 (b) (d) (e)	1,114,243	—
0.011%, 06/17/45 (b) (d)	276,661	105
0.643%, 07/16/40 (b) (d)	222,649	336
1.000%, 12/20/42	189,374	178,709
3.000%, 09/20/42	551,060	558,080
3.000%, 09/20/44	203,617	205,834
3.000%, 03/15/45	544,604	549,854
3.000%, 04/15/45	1,381,505	1,394,821
3.000%, 05/15/45	172,916	174,583

See accompanying notes to investments in securities.

	Principal	Value(a)
3.000%, 04/01/47 (c)	$350,000	$353,063
3.250%, 04/20/33	207,810	213,530
3.250%, 03/20/35	1,226,372	1,260,137
3.250%, 11/20/35	319,607	327,940
3.250%, 01/20/36	1,182,894	1,213,768
3.500%, 11/15/40	135,572	141,319
3.500%, 10/20/43	404,920	421,657
3.500%, 02/20/45	677,677	703,460
3.500%, 03/20/45	1,039,770	1,079,330
3.500%, 04/20/45	1,319,622	1,369,828
3.500%, 04/20/46	321,409	333,558
3.500%, 04/01/47 (c)	600,000	622,125
3.750%, 03/20/46	295,065	309,157
4.000%, 07/20/31	492,599	524,683
4.000%, 04/20/39	349,139	371,571
4.000%, 12/20/40	1,051,965	1,126,527
4.000%, 01/15/41	74,502	78,912
4.000%, 02/15/41	503,836	537,738
4.000%, 10/15/41	395,422	418,930
4.000%, 12/20/44	220,059	232,591
4.500%, 06/15/40	367,913	399,945
5.000%, 05/15/33	112,411	124,190
5.000%, 12/15/39	94,422	105,648
5.000%, 01/15/40	823,102	903,459
5.000%, 07/15/40	383,124	420,596
5.500%, 07/15/38	147,674	168,382
5.500%, 10/15/38	171,272	199,064
		17,023,430
U.S. Treasury (1.1%)
U.S. Treasury Bond, 3.000%, 02/15/47	500,000	498,222
U.S. Treasury Note, 2.250%, 02/15/27	500,000	493,614
		991,836
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	58,801	64,118
Total government obligations (cost: $75,135,553)		75,369,985
Asset-Backed Securities (5.1%)
Bear Stearns Asset Backed Securities Trust, 1.957%, 02/25/34 (b)	361,951	336,597
Capital One Multi-Asset Execution Trust, 1.642%, 01/18/22 (b)	275,000	276,307
CarMax Auto Owner Trust, 1.880%, 11/15/19	350,000	350,629
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f)	236,761	245,204
Credit Suisse First Boston Mortgage Securities Corp., 6.700%, 12/25/31 (g)	17,688	17,682
Credit-Based Asset Servicing and Securitization LLC, 6.250%, 10/25/36 (f) (g)	299,028	306,831
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	545,537
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (f) (h) (i)	92,567	93,052
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	183,271	182,565
Foursight Capital Automobile Receivables Trust
2.340%, 01/15/21 (f)	206,119	204,719
3.710%, 01/18/22 (f)	285,000	281,740
Invitation Homes 2014-SFR1 Trust, 2.443%, 06/17/31 (b) (f)	108,427	108,456
Invitation Homes 2014-SFR2 Trust, 2.013%, 09/17/31 (b) (f)	206,565	206,759
Invitation Homes 2015-SFR3 Trust, 2.243%, 08/17/32 (b) (f)	635,502	639,853
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	94,603	97,223
Origen Manufactured Housing Contract Trust, 5.910%, 01/15/37	399,315	414,843
SoFi Professional Loan Program, 2.032%, 04/25/35 (b) (f)	181,562	183,541
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	187,343	183,424
Total asset-backed securities (cost: $4,678,989)		4,674,962
Other Mortgage-Backed Securities (8.1%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.9%)
Bear Stearns ARM Trust, 3.205%, 10/25/33 (b)	142,694	141,763

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	$149,397	$114,035
Impac CMB Trust, 1.807%, 09/25/34 (b)	348,928	318,164
Impac Secured Assets CMN Owner Trust, 1.882%, 11/25/34 (b)	230,000	225,269
Prudential Home Mortgage Securities
7.900%, 04/28/22 (f)	13,757	12,822
8.061%, 09/28/24 (b) (f)	1,272	1,133
Structured Asset Mortgage Investments, Inc., 1.442%, 05/02/30 (b) (i)	11,247	2,257
		815,443
Commercial Mortgage-Backed Securities (7.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	127,888	129,349
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	514,631
Citigroup Commercial Mortgage Trust
2.912%, 01/12/30 (b) (f)	130,000	130,323
3.209%, 05/10/49	375,000	373,139
CSMC Trust, 3.304%, 09/15/37 (f)	400,000	405,153
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (f)	43,693	37,742
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	325,573	323,199
JP Morgan Chase Commercial Mortgage Securities Trust, 3.648%, 12/15/49 (b)	400,000	410,889
JPMorgan Chase Commercial Mortgage Securities Corp., 1.893%, 12/05/27 (b) (d) (e) (f)	3,407,731	168,380
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	232,816
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	150,000	149,394
Multi Security Asset Trust, 5.880%, 11/28/35 (b) (e) (f)	990,000	1,004,285
One Market Plaza Trust, 3.614%, 02/10/32 (f)	500,000	517,430
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	540,000	516,142
3.096%, 06/15/49	400,000	392,148
3.184%, 04/15/50	616,000	612,737
3.637%, 06/15/48	625,000	641,242
		6,558,999
Total other mortgage-backed securities (cost: $7,474,302)		7,374,442
Corporate Obligations (3.3%)
Communications (0.7%)
Telecommunication (0.7%)
Crown Castle Towers LLC, 3.222%, 05/15/22 (f)	425,000	431,477
SBA Tower Trust, 2.240%, 04/16/18 (f)	220,000	220,028
		651,505
Consumer Cyclical (1.7%)
Auto/Truck Parts & Equipment-Original (1.7%)
Nissan Motor Acceptance Corp., 1.640%, 09/13/19 (b) (f)	1,500,000	1,504,469
Financial (0.9%)
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	381,524
Real Estate Investment Trust — Residential (0.5%)
UDR, Inc., 4.000%, 10/01/25	400,000	408,013
Total corporate obligations (cost: $2,942,631)		2,945,511
Total long-term debt securities (cost: $90,231,475)		90,364,900
Short-Term Securities (9.5%)
Investment Companies (9.5%)
Federated Government Obligations Fund, current rate 0.470% (j)	2,300,000	2,300,000
State Street Institutional U.S. Government Money Market Fund, current rate 0.620% (j)	4,069,142	4,069,142
STIT-Government & Agency Portfolio, current rate 0.610% (j)	2,300,000	2,300,000

See accompanying notes to investments in securities.

Total short-term securities (cost: $8,669,142)	$8,669,142
Total investments in securities (cost: $98,900,617) (k)	99,034,042
Liabilities in excess of cash and other assets (-8.7%)	(7,905,044)
Total net assets (100.0%)	$91,128,998

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2017 the total cost of investments issued on a when-issued or forward commitment basis was $8,038,451.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Illiquid security. (See Note 3.)
(f)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)	Step rate security.
(h)	Foreign security: The Fund held 0.1% of net assets in foreign securities at March 31, 2017.
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2017.
(k)	At March 31, 2017 the cost of securities for federal income tax purposes was $99,378,414. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$1,210,059
	Gross unrealized depreciation	(1,554,431)
	Net unrealized appreciation	$(344,372)

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.4%)
Consumer Discretionary (0.5%)
Hotels, Restaurants & Leisure (0.5%)
Hilton Worldwide Holdings, Inc.	11,900	$695,674
Real Estate (96.9%)
Health Care REITs (9.7%)
HCP, Inc.	87,800	2,746,384
Healthcare Trust of America, Inc. - Class A	52,200	1,642,212
Omega Healthcare Investors, Inc.	18,500	610,315
Physicians Realty Trust	89,800	1,784,326
Ventas, Inc.	48,096	3,128,164
Welltower, Inc.	52,100	3,689,722
		13,601,123
Hotels & Resort REITs (4.2%)
Apple Hospitality REIT, Inc.	64,900	1,239,590
Host Hotels & Resorts, Inc.	170,546	3,182,388
Sunstone Hotel Investors, Inc.	98,700	1,513,071
		5,935,049
Industrial REITs (9.7%)
Duke Realty Corp.	138,600	3,641,022
First Industrial Realty Trust, Inc.	21,400	569,882
Liberty Property Trust	64,900	2,501,895
ProLogis, Inc.	131,881	6,841,986
		13,554,785
Office REITs (16.6%)
Alexandria Real Estate Equities, Inc.	37,000	4,089,240
Boston Properties, Inc.	30,883	4,089,218
Brandywine Realty Trust	173,400	2,814,282
Corporate Office Properties Trust	90,400	2,992,240
Highwoods Properties, Inc.	28,200	1,385,466
Hudson Pacific Properties, Inc.	45,700	1,583,048
Kilroy Realty Corp.	33,136	2,388,443
SL Green Realty Corp.	13,771	1,468,264
Vornado Realty Trust	24,986	2,506,346
		23,316,547
Residential REITs (21.3%)
American Campus Communities, Inc.	30,500	1,451,495
American Homes 4 Rent - Class A	90,400	2,075,584
Apartment Investment & Management Co. - Class A	45,618	2,023,158
AvalonBay Communities, Inc.	22,026	4,043,974
Education Realty Trust, Inc.	37,900	1,548,215
Equity Lifestyle Properties, Inc.	4,543	350,084
Equity Residential	69,900	4,349,178
Essex Property Trust, Inc.	10,716	2,481,075
Invitation Homes, Inc. (b)	60,400	1,318,532
Mid-America Apartment Communities, Inc.	44,800	4,557,952
Sun Communities, Inc.	23,300	1,871,689
UDR, Inc.	102,200	3,705,772
		29,776,708
Retail REITs (17.7%)
Agree Realty Corp.	27,600	1,323,696
Brixmor Property Group, Inc.	144,100	3,092,386
Federal Realty Investment Trust	4,144	553,224
GGP, Inc.	121,800	2,823,324
Kimco Realty Corp.	50,800	1,122,172
Regency Centers Corp.	60,100	3,990,039
Simon Property Group, Inc.	69,079	11,883,660
		24,788,501
Specialized REITs (17.7%)
CubeSmart	45,921	1,192,109
CyrusOne, Inc.	47,900	2,465,413
Digital Realty Trust, Inc.	23,500	2,500,165
DuPont Fabros Technology, Inc.	48,800	2,419,992
EPR Properties	18,100	1,332,703
Equinix, Inc.	18,834	7,540,569
Extra Space Storage, Inc.	42,100	3,131,819
Public Storage	19,500	4,268,745
		24,851,515
Total common stocks (cost: $131,452,526)		136,519,902
Short-Term Securities (2.9%)
Investment Companies (2.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	4,121,578	4,121,578
Total short-term securities (cost: $4,121,578)		4,121,578

See accompanying notes to investments in securities.

Total investments in securities (cost: $135,574,104) (c)	140,641,480
Liabilities in excess of cash and other assets (-0.3%)	(473,707)
Total net assets (100.0%)	$140,167,773

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	At March 31, 2017 the cost of securities for federal income tax purposes was $136,048,328. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$7,446,422
	Gross unrealized depreciation	(2,853,270)
	Net unrealized appreciation	$4,593,152

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Consumer Discretionary (16.4%)
Hotels, Restaurants & Leisure (1.1%)
MGM Resorts International	119,200	$3,266,080
Starbucks Corp.	32,687	1,908,594
		5,174,674
Internet & Catalog Retail (5.4%)
Amazon.com, Inc. (b)	17,416	15,439,981
The Priceline Group, Inc. (b)	5,400	9,611,838
		25,051,819
Media (2.1%)
Comcast Corp. - Class A	258,000	9,698,220

Specialty Retail (7.3%)
O’Reilly Automotive, Inc. (b)	44,800	12,088,832
The Home Depot, Inc.	125,000	18,353,750
Ulta Salon Cosmetics & Fragrance, Inc. (b)	13,800	3,936,174
		34,378,756
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc. - Class B	39,300	2,190,189

Consumer Staples (3.1%)
Tobacco (3.1%)
Philip Morris International, Inc.	129,600	14,631,840

Energy (5.4%)
Energy Equipment & Services (2.6%)
Halliburton Co.	248,915	12,249,107

Oil, Gas & Consumable Fuels (2.8%)
EOG Resources, Inc.	133,297	13,003,122

Financial (10.1%)
Capital Markets (10.1%)
CME Group, Inc.	122,400	14,541,120
S&P Global, Inc.	32,195	4,209,174
The Charles Schwab Corp.	268,900	10,973,809
The Goldman Sachs Group, Inc.	75,696	17,388,885
		47,112,988
Health Care (13.8%)
Biotechnology (6.8%)
Alexion Pharmaceuticals, Inc. (b)	17,400	2,109,576
Biogen, Inc. (b)	11,738	3,209,404
Celgene Corp. (b)	136,591	16,996,018
Shire PLC, ADR (c)	39,745	6,924,771
Vertex Pharmaceuticals, Inc. (b)	23,034	2,518,768
		31,758,537
Health Care Equipment & Supplies (4.8%)
Danaher Corp.	85,800	7,338,474
DexCom, Inc. (b)	73,600	6,236,128
Edwards Lifesciences Corp. (b)	61,841	5,817,383
Intuitive Surgical, Inc. (b)	4,300	3,295,821
		22,687,806
Pharmaceuticals (2.2%)
Allergan PLC	30,819	7,363,276
Bristol-Myers Squibb Co.	50,300	2,735,314
		10,098,590
Industrials (8.7%)
Aerospace & Defense (3.2%)
Lockheed Martin Corp.	47,800	12,791,280
Northrop Grumman Corp.	9,200	2,188,128
		14,979,408
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	15,300	2,382,363

Machinery (1.6%)
Caterpillar, Inc.	24,100	2,235,516
Nordson Corp.	20,700	2,542,788
Parker Hannifin Corp.	16,300	2,613,216
		7,391,520
Road & Rail (3.4%)
Canadian Pacific Railway, Ltd. (c)	46,000	6,758,320
Union Pacific Corp.	85,442	9,050,017
		15,808,337
Information Technology (41.9%)
Computers & Peripherals (3.7%)
Apple, Inc.	120,421	17,299,681

Internet Software & Services (9.2%)
Alphabet, Inc. - Class A (b)	15,800	13,395,240
Alphabet, Inc. - Class C (b)	13,444	11,152,605
Facebook, Inc. - Class A (b)	130,159	18,489,086
		43,036,931
IT Services (9.1%)
FleetCor Technologies, Inc. (b)	22,200	3,361,746
Mastercard, Inc. - Class A	181,100	20,368,317
Visa, Inc. - Class A	165,500	14,707,985

See accompanying notes to investments in securities.

	Shares	Value(a)
WEX, Inc. (b)	40,300	$4,171,050
		42,609,098
Semiconductors & Semiconductor Equipment (9.1%)
Applied Materials, Inc.	147,900	5,753,310
Lam Research Corp.	153,838	19,746,646
Microchip Technology, Inc.	227,929	16,816,601
		42,316,557
Software (10.8%)
Adobe Systems, Inc. (b)	105,800	13,767,754
Electronic Arts, Inc. (b)	94,800	8,486,496
Microsoft Corp.	305,000	20,087,300
Salesforce.com, Inc. (b)	94,452	7,791,345
		50,132,895
Total common stocks (cost: $366,239,584)		463,992,438

Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	6,133,587	6,133,587
Total short-term securities (cost: $6,133,587)		6,133,587
Total investments in securities (cost: $372,373,171) (d)		470,126,025
Liabilities in excess of cash and other assets (-0.7%)		(3,285,803)
Total net assets (100.0%)		$466,840,222

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 2.9% of net assets in foreign securities at March 31, 2017.

(d)         At March 31, 2017 the cost of securities for federal income tax purposes was $372,969,913. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$102,091,308
Gross unrealized depreciation	(4,935,196)
Net unrealized appreciation	$97,156,112

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.5%)
Consumer Discretionary (16.6%)
Distributors (2.0%)
Pool Corp.	27,997	$3,340,882

Hotels, Restaurants & Leisure (7.3%)
Dave & Buster’s Entertainment, Inc. (b)	49,800	3,042,282
Hilton Grand Vacations, Inc. (b)	60,800	1,742,528
Texas Roadhouse, Inc.	57,400	2,556,022
Vail Resorts, Inc.	13,900	2,667,410
Wingstop, Inc.	77,333	2,186,977
		12,195,219
Household Durables (1.3%)
Installed Building Products, Inc. (b)	42,600	2,247,150

Leisure Equipment & Products (0.5%)
Nautilus, Inc. (b)	46,400	846,800

Multiline Retail (0.8%)
Ollie’s Bargain Outlet Holdings, Inc. (b)	38,300	1,283,050

Specialty Retail (4.7%)
Burlington Stores, Inc. (b)	28,500	2,772,765
Five Below, Inc. (b)	50,500	2,187,155
Monro Muffler Brake, Inc.	31,700	1,651,570
Party City Holdco, Inc. (b)	95,423	1,340,693
		7,952,183
Consumer Staples (1.3%)
Food Products (1.3%)
Snyder’s-Lance, Inc.	52,200	2,104,182

Energy (2.7%)
Energy Equipment & Services (2.3%)
Forum Energy Technologies, Inc. (b)	7,100	146,970
Keane Group, Inc. (b)	26,100	373,230
RPC, Inc.	136,500	2,499,315
US Silica Holdings, Inc.	16,200	777,438
		3,796,953
Oil, Gas & Consumable Fuels (0.4%)
PDC Energy, Inc. (b)	10,700	667,145

Financial (7.3%)
Commercial Banks (6.1%)
Ameris Bancorp	25,900	1,193,990
Cathay General Bancorp	24,300	915,624
Home BancShares, Inc.	109,600	2,966,872
SVB Financial Group (b)	18,100	3,368,229
Western Alliance Bancorp (b)	37,800	1,855,602
		10,300,317
Thrifts & Mortgage Finance (1.2%)
LendingTree, Inc. (b)	15,817	1,982,661

Health Care (16.8%)
Health Care Equipment & Supplies (8.0%)
Inogen, Inc. (b)	28,500	2,210,460
iRhythm Technologies, Inc. (b)	25,774	969,103
K2M Group Holdings, Inc. (b)	111,600	2,288,916
Nevro Corp. (b)	23,000	2,155,100
NuVasive, Inc. (b)	23,900	1,784,852
NxStage Medical, Inc. (b)	71,857	1,927,923
Penumbra, Inc. (b)	25,300	2,111,285
		13,447,639
Health Care Providers & Services (7.6%)
Acadia Healthcare Co., Inc. (b)	66,400	2,895,040
AMN Healthcare Services, Inc. (b)	105,074	4,266,004
Envision Healthcare Corp. (b)	28,100	1,723,092
HealthEquity, Inc. (b)	73,800	3,132,810
Teladoc, Inc. (b)	32,700	817,500
		12,834,446
Life Sciences Tools & Services (1.2%)
Cambrex Corp. (b)	36,600	2,014,830

Industrials (19.2%)
Aerospace & Defense (3.9%)
Hexcel Corp.	51,400	2,803,870
Mercury Systems, Inc. (b)	97,000	3,787,850
		6,591,720
Air Freight & Logistics (1.7%)
XPO Logistics, Inc. (b)	58,200	2,787,198

Building Products (0.7%)
JELD-WEN Holding, Inc. (b)	36,320	1,193,112

Commercial Services & Supplies (1.5%)
Healthcare Services Group, Inc.	38,500	1,658,965
Ritchie Bros Auctioneers, Inc. (c)	25,600	842,240
		2,501,205
Construction & Engineering (1.9%)
Dycom Industries, Inc. (b)	35,300	3,281,135

See accompanying notes to investments in securities.

	Shares	Value(a)
Electrical Equipment (1.4%)
Woodward, Inc.	35,800	$2,431,536

Machinery (3.7%)
John Bean Technologies Corp.	29,700	2,612,115
RBC Bearings, Inc. (b)	8,483	823,614
The Timken Co.	18,398	831,590
The Toro Co.	30,400	1,898,784
		6,166,103
Road & Rail (1.1%)
Knight Transportation, Inc.	56,900	1,783,815

Trading Companies & Distributors (3.3%)
Beacon Roofing Supply, Inc. (b)	37,200	1,828,752
Watsco, Inc.	26,291	3,764,345
		5,593,097
Information Technology (28.4%)
Communications Equipment (1.3%)
Lumentum Holdings, Inc. (b)	42,100	2,246,035

Electronic Equipment, Instruments & Components (1.4%)
Fabrinet (b) (c)	52,900	2,223,387
Tech Data Corp. (b)	1,000	93,900
		2,317,287
Internet Software & Services (2.9%)
Five9, Inc. (b)	71,600	1,178,536
Q2 Holdings, Inc. (b)	52,094	1,815,476
Shopify, Inc. Class A (b) (c)	26,800	1,824,812
		4,818,824
IT Services (3.4%)
Booz Allen Hamilton Holding Corp.	108,135	3,826,898
InterXion Holding NV (b) (c)	43,000	1,701,080
Presidio, Inc. (b)	12,000	185,820
		5,713,798
Semiconductors & Semiconductor Equipment (5.5%)
MACOM Technology Solutions Holdings, Inc. (b)	25,600	1,236,480
MaxLinear, Inc. (b)	47,900	1,343,595
Mellanox Technologies, Ltd. (b) (c)	40,400	2,058,380
Monolithic Power Systems, Inc.	23,600	2,173,560
Power Integrations, Inc.	38,632	2,540,054
		9,352,069
Software (13.9%)
BroadSoft, Inc. (b)	56,900	2,287,380
Ellie Mae, Inc. (b)	19,700	1,975,319
Globant SA (b) (c)	47,400	1,725,360
HubSpot, Inc. (b)	39,600	2,397,780
Manhattan Associates, Inc. (b)	44,859	2,334,911
Paycom Software, Inc. (b)	53,355	3,068,446
Proofpoint, Inc. (b)	35,444	2,635,616
The Ultimate Software Group, Inc. (b)	21,422	4,181,789
Tyler Technologies, Inc. (b)	17,799	2,751,013
		23,357,614
Materials (2.2%)
Construction Materials (2.2%)
Eagle Materials, Inc.	16,500	1,602,810
Summit Materials, Inc. Class A (b)	64,400	1,591,324
US Concrete, Inc. (b)	8,700	561,585
		3,755,719
Real Estate (2.0%)
Real Estate Services (2.0%)
RE/MAX Holdings, Inc. Class A	57,300	3,406,485
Total common stocks (cost: $139,361,283)		162,310,209

Short-Term Securities (3.3%)
Investment Companies (3.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	5,623,000	5,623,000
Total short-term securities (cost: $5,623,000)		5,623,000
Total investments in securities (cost: $144,984,283) (d)		167,933,209
Cash and other assets in excess of liabilities (0.2%)		325,811
Total net assets (100.0%)		$168,259,020

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 6.2% of net assets in foreign securities at March 31, 2017.

(d)         At March 31, 2017 the cost of securities for federal income tax purposes was $145,033,815. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$24,665,235
Gross unrealized depreciation	(1,765,841)
Net unrealized appreciation	$22,899,394

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund
Investments in Securities
March 31, 2017
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.1%)
Consumer Discretionary (12.3%)
Auto Components (0.7%)
Delphi Automotive PLC (b)	10,230	$823,413

Hotels, Restaurants & Leisure (1.0%)
Starbucks Corp.	19,460	1,136,269

Household Durables (2.2%)
Mohawk Industries, Inc. (c)	2,630	603,559
Newell Brands, Inc.	41,125	1,939,866
		2,543,425
Internet & Catalog Retail (2.0%)
Amazon.com, Inc. (c)	2,600	2,305,004

Media (3.2%)
Comcast Corp. - Class A	41,190	1,548,332
The Walt Disney Co.	14,990	1,699,716
Viacom, Inc. - Class B	10,270	478,788
		3,726,836
Multiline Retail (0.7%)
Target Corp.	13,540	747,273

Specialty Retail (1.5%)
The Home Depot, Inc.	12,100	1,776,643

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc. - Class B	21,680	1,208,226

Consumer Staples (8.7%)
Beverages (2.1%)
Constellation Brands, Inc. - Class A	7,390	1,197,697
Molson Coors Brewing Co. - Class B	13,360	1,278,686
		2,476,383
Food & Staples Retailing (2.3%)
CVS Health Corp.	18,750	1,471,875
The Kroger Co.	39,330	1,159,842
		2,631,717
Food Products (2.0%)
Mondelez International, Inc. - Class A	27,790	1,197,193
The Kraft Heinz Co.	12,430	1,128,769
		2,325,962
Personal Products (0.9%)
Coty, Inc. - Class A	58,080	1,052,990

Tobacco (1.4%)
Altria Group, Inc.	23,020	1,644,088

Energy (6.5%)
Energy Equipment & Services (0.9%)
Halliburton Co.	21,130	1,039,807

Oil, Gas & Consumable Fuels (5.6%)
EOG Resources, Inc.	16,480	1,607,624
Hess Corp.	26,930	1,298,295
Occidental Petroleum Corp.	21,070	1,334,995
Pioneer Natural Resources Co.	12,020	2,238,485
		6,479,399
Financial (14.4%)
Capital Markets (2.8%)
CME Group, Inc.	15,430	1,833,084
The Goldman Sachs Group, Inc.	6,020	1,382,914
		3,215,998
Commercial Banks (6.5%)
Citigroup, Inc.	42,810	2,560,894
Huntington Bancshares, Inc.	95,200	1,274,728
KeyCorp	114,720	2,039,722
Regions Financial Corp.	96,760	1,405,923
Wells Fargo & Co.	5,640	313,922
		7,595,189
Consumer Finance (2.1%)
Capital One Financial Corp.	13,030	1,129,180
Discover Financial Services	19,030	1,301,462
		2,430,642
Insurance (3.0%)
Hartford Financial Services Group, Inc.	15,810	759,987
The Progressive Corp.	33,890	1,327,810
Torchmark Corp.	17,740	1,366,689
		3,454,486
Health Care (14.0%)
Biotechnology (5.2%)
Alexion Pharmaceuticals, Inc. (c)	14,460	1,753,131
BioMarin Pharmaceutical, Inc. (c)	13,540	1,188,541
Shire PLC, ADR (b)	7,930	1,381,644
Vertex Pharmaceuticals, Inc. (c)	16,160	1,767,096
		6,090,412
Health Care Equipment & Supplies (4.1%)
CR Bard, Inc.	5,100	1,267,554
Danaher Corp.	26,410	2,258,847

See accompanying notes to investments in securities.

	Shares	Value(a)
Zimmer Biomet Holdings, Inc.	10,400	$1,269,944
		4,796,345
Health Care Providers & Services (1.7%)
Humana, Inc.	9,300	1,917,102

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	29,570	1,608,016
Merck & Co., Inc.	29,020	1,843,931
		3,451,947
Industrials (10.2%)
Aerospace & Defense (3.9%)
Lockheed Martin Corp.	6,550	1,752,780
The Boeing Co.	8,250	1,459,095
United Technologies Corp.	11,370	1,275,828
		4,487,703
Air Freight & Logistics (1.5%)
FedEx Corp.	8,690	1,695,853

Airlines (0.8%)
United Continental Holdings, Inc. (c)	13,900	981,896

Building Products (1.0%)
Fortune Brands Home & Security, Inc.	18,920	1,151,282

Machinery (2.2%)
Fortive Corp.	14,105	849,403
Ingersoll-Rand PLC	20,300	1,650,796
		2,500,199
Road & Rail (0.8%)
CSX Corp.	20,660	961,723

Information Technology (22.0%)
Computers & Peripherals (2.4%)
Apple, Inc.	19,750	2,837,285

Internet Software & Services (5.8%)
Alphabet, Inc. - Class A (c)	5,340	4,527,252
Facebook, Inc. - Class A (c)	15,410	2,188,990
		6,716,242
IT Services (4.2%)
Fidelity National Information Services, Inc.	14,270	1,136,177
PayPal Holdings, Inc. (c)	33,250	1,430,415
Visa, Inc. - Class A	25,910	2,302,622
		4,869,214
Semiconductors & Semiconductor Equipment (5.4%)
Broadcom, Ltd. (b)	9,660	2,115,154
Intel Corp.	62,730	2,262,671
Micron Technology, Inc. (c)	40,570	1,172,473
NXP Semiconductor NV (b) (c)	6,940	718,290
		6,268,588
Software (4.2%)
Adobe Systems, Inc. (c)	12,050	1,568,067
Electronic Arts, Inc. (c)	13,370	1,196,882
Salesforce.com, Inc. (c)	23,640	1,950,064
Snap, Inc. (c)	4,600	103,638
		4,818,651
Materials (2.9%)
Chemicals (2.4%)
Albemarle Corp.	6,130	647,573
Ecolab, Inc.	8,670	1,086,698
LyondellBasell Industries NV - Class A	12,110	1,104,311
		2,838,582
Construction Materials (0.5%)
Eagle Materials, Inc.	5,630	546,898

Real Estate (2.6%)
Office REITs (1.0%)
Boston Properties, Inc.	9,210	1,219,496

Residential REITs (0.5%)
UDR, Inc.	15,990	579,798

Specialized REITs (1.1%)
American Tower Corp.	10,200	1,239,708

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	40,560	1,685,268
Verizon Communications, Inc.	18,910	921,862
		2,607,130
Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc. (c)	3,010	194,416

Utilities (3.1%)
Electric Utilities (3.1%)
American Electric Power Co., Inc.	31,060	2,085,058
PG&E Corp.	21,720	1,441,339
		3,526,397
Total common stocks (cost: $101,034,564)		114,910,617

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.620%	1,321,086	$1,321,086
Total short-term securities (cost: $1,321,086)		1,321,086
Total investments in securities (cost: $102,355,650) (d)		116,231,703
Liabilities in excess of cash and other assets (-0.2%)		(198,683)
Total net assets (100.0%)		$116,033,020

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 4.3% of net assets in foreign securities at March 31, 2017.
(c)	Non-income producing security.
(d)	At March 31, 2017 the cost of securities for federal income tax purposes was $102,915,844. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$15,448,908
Gross unrealized depreciation	(2,133,049)
Net unrealized appreciation	$13,315,859

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2017

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Consumer Discretionary (6.2%)
Auto Components (0.2%)
Delphi Automotive PLC (b)	6,731	$541,778

Hotels, Restaurants & Leisure (1.0%)
Las Vegas Sands Corp.	14,256	813,590
Norwegian Cruise Line Holdings, Ltd. (c)	27,582	1,399,235
		2,212,825
Household Durables (0.4%)
Lennar Corp. - Class A	18,250	934,217

Leisure Equipment & Products (0.2%)
Mattel, Inc.	14,141	362,151

Media (2.9%)
Comcast Corp. - Class A	57,200	2,150,148
Liberty Global PLC - Class C (b) (c)	25,247	884,655
The Walt Disney Co.	5,500	623,645
Twenty-First Century Fox, Inc. - Class B	83,100	2,640,918
		6,299,366
Multiline Retail (0.3%)
Dollar General Corp.	10,000	697,300

Specialty Retail (1.2%)
Lowe’s Cos., Inc.	31,000	2,548,510

Consumer Staples (11.0%)
Beverages (0.4%)
PepsiCo, Inc.	8,400	939,624

Food & Staples Retailing (1.8%)
CVS Health Corp.	11,600	910,600
Wal-Mart Stores, Inc.	9,600	691,968
Walgreens Boots Alliance, Inc.	26,710	2,218,266
		3,820,834
Food Products (4.1%)
Bunge, Ltd.	14,374	1,139,283
Mondelez International, Inc. - Class A	13,454	579,598
Tyson Foods, Inc. - Class A	117,932	7,277,584
		8,996,465
Household Products (0.9%)
The Procter & Gamble Co.	21,200	1,904,820

Tobacco (3.8%)
Philip Morris International, Inc.	74,000	8,354,600

Energy (7.1%)
Oil, Gas & Consumable Fuels (7.1%)
Chevron Corp.	17,900	1,921,923
Enbridge, Inc. (b)	22,791	953,575
EOG Resources, Inc.	35,819	3,494,144
Marathon Petroleum Corp.	28,480	1,439,379
Occidental Petroleum Corp.	31,090	1,969,862
TOTAL SA ADR (b)	62,273	3,139,805
TransCanada Corp. (b)	53,712	2,478,809
		15,397,497
Financial (26.0%)
Capital Markets (6.6%)
Ameriprise Financial, Inc.	18,256	2,367,438
Intercontinental Exchange, Inc.	18,700	1,119,569
Morgan Stanley	78,276	3,353,344
State Street Corp.	28,911	2,301,605
The Bank of New York Mellon Corp.	74,274	3,507,961
The Charles Schwab Corp.	45,787	1,868,567
		14,518,484
Commercial Banks (12.3%)
Citigroup, Inc.	34,948	2,090,589
Fifth Third Bancorp	66,427	1,687,246
JPMorgan Chase & Co.	115,199	10,119,080
KeyCorp	63,633	1,131,395
The PNC Financial Services Group, Inc.	20,788	2,499,549
US Bancorp	58,300	3,002,450
Wells Fargo & Co.	111,175	6,188,001
		26,718,310
Consumer Finance (0.6%)
Synchrony Financial	37,537	1,287,519

Insurance (6.5%)
American International Group, Inc.	39,711	2,479,158
Chubb, Ltd. (b)	11,663	1,589,084
Marsh & McLennan Cos., Inc.	35,470	2,620,878
MetLife, Inc.	56,051	2,960,614
Willis Towers Watson PLC (b)	8,600	1,125,654
XL Group, Ltd. (b)	83,400	3,324,324
		14,099,712

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care (16.1%)
Biotechnology (0.1%)
Gilead Sciences, Inc.	4,737	$321,737

Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	33,018	1,466,329
Becton Dickinson and Co.	11,625	2,132,490
Danaher Corp.	12,047	1,030,380
Hologic, Inc. (c)	46,200	1,965,810
Medtronic PLC (b)	52,733	4,248,171
		10,843,180
Health Care Providers & Services (3.6%)
Aetna, Inc.	26,386	3,365,534
Anthem, Inc.	15,545	2,570,832
HCA Holdings, Inc. (c)	19,890	1,770,011
McKesson Corp.	1,465	217,201
		7,923,578
Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	40,946	2,164,815
Thermo Fisher Scientific, Inc.	12,181	1,871,002
		4,035,817
Pharmaceuticals (5.5%)
Bristol-Myers Squibb Co.	15,300	832,014
Johnson & Johnson	24,400	3,039,020
Merck & Co., Inc.	54,946	3,491,269
Mylan NV (c)	11,800	460,082
Pfizer, Inc.	122,424	4,188,125
		12,010,510
Industrials (7.9%)
Aerospace & Defense (2.4%)
Rockwell Collins, Inc.	16,971	1,648,902
The Boeing Co.	15,566	2,753,003
United Technologies Corp.	8,500	953,785
		5,355,690
Airlines (1.0%)
American Airlines Group, Inc.	38,715	1,637,644
United Continental Holdings, Inc. (c)	6,600	466,224
		2,103,868
Building Products (1.5%)
Fortune Brands Home & Security, Inc.	1,053	64,075
Johnson Controls International PLC	74,279	3,128,632
		3,192,707
Commercial Services & Supplies (0.4%)
Stericycle, Inc. (c)	9,782	810,830

Industrial Conglomerates (1.9%)
General Electric Co.	2,200	65,560
Honeywell International, Inc.	18,300	2,285,121
Roper Technologies, Inc.	8,800	1,817,112
		4,167,793
Machinery (0.7%)
Illinois Tool Works, Inc.	4,700	622,609
Pentair PLC (b)	13,963	876,597
		1,499,206
Information Technology (11.2%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	79,600	2,690,480
Harris Corp.	11,375	1,265,696
		3,956,176
Computers & Peripherals (2.1%)
Apple, Inc.	29,700	4,266,702
Western Digital Corp.	4,097	338,125
		4,604,827
Electronic Equipment, Instruments & Components (0.6%)
TE Connectivity, Ltd. (b)	16,098	1,200,106

Semiconductors & Semiconductor Equipment (3.3%)
Applied Materials, Inc.	37,900	1,474,310
Broadcom, Ltd.	10,785	2,361,484
QUALCOMM, Inc.	39,900	2,287,866
Texas Instruments, Inc.	13,100	1,055,336
		7,178,996
Software (3.4%)
Microsoft Corp.	96,300	6,342,318
Red Hat, Inc. (c)	12,625	1,092,063
		7,434,381
Materials (3.5%)
Chemicals (1.8%)
Ashland Global Holdings, Inc.	4,233	524,088
CF Industries Holdings, Inc.	47,300	1,388,255
EI du Pont de Nemours & Co.	24,400	1,960,052
		3,872,395
Construction Materials (0.1%)
Vulcan Materials Co.	1,200	144,576

Containers & Packaging (1.6%)
Ball Corp.	21,381	1,587,753
International Paper Co.	38,940	1,977,373
		3,565,126

See accompanying notes to investments in securities.

	Shares	Value(a)
Real Estate (1.3%)
Diversified REITs (0.6%)
VEREIT, Inc.	157,554	$1,337,633

Specialized REITs (0.7%)
Weyerhaeuser Co.	45,700	1,552,886

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	22,561	1,099,849

Utilities (8.2%)
Electric Utilities (6.7%)
American Electric Power Co., Inc.	41,950	2,816,103
Eversource Energy	15,181	892,339
Exelon Corp.	82,850	2,980,943
Great Plains Energy, Inc.	41,609	1,215,815
NextEra Energy, Inc.	14,221	1,825,550
PG&E Corp.	66,497	4,412,741
The Southern Co.	6,600	328,548
		14,472,039
Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.	38,200	714,340

Multi-Utilities (1.2%)
DTE Energy Co.	12,500	1,276,375
Sempra Energy	12,900	1,425,450
		2,701,825
Total common stocks (cost: $191,453,405)		215,734,083

Preferred Stocks (0.4%)
Utilities (0.4%)
Electric Utilities (0.4%)
NextEra Energy, Inc.	16,937	863,787
Total preferred stocks (cost: $835,577)		863,787

Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.680%	517,594	517,594
T. Rowe Price Reserve Investment Fund, current rate 0.000%	1,831,021	1,831,021
Total short-term securities (cost: $2,348,615)		2,348,615
Total investments in securities (cost: $194,637,597) (d)		218,946,485
Liabilities in excess of cash and other assets (-0.5%)		(1,166,561)
Total net assets (100.0%)		$217,779,924

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 9.4% of net assets in foreign securities at March 31, 2017.
(c)	Non-income producing security.
(d)	At March 31, 2017 the cost of securities for federal income tax purposes was $195,603,663. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$24,882,312
	Gross unrealized depreciation	(1,539,490)
	Net unrealized appreciation	$23,342,822

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

March 31, 2017

(Unaudited)

(1)            Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the following Funds: SFT Advantus Bond, SFT Advantus Dynamic Managed Volatility, SFT Advantus Government Money Market, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility Equity,  SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. Advantus Capital Management, Inc. (“Advantus Capital”), a wholly-owned subsidiary of Securian Financial Group, Inc., serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Advantus Capital and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds may issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Advantus Managed Volatility Equity Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)            Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (“the Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share price is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Government Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Government Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Advantus Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. Libor).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2017, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2017, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $8,989,567 and $8,094,959, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market funds (“Rule 2a-7”). In response to the amendments, effective April 29, 2016, the Fund has changed its name to the SFT Advantus Government Money Market Fund and converted to a ‘government’ money market fund, as defined under Rule 2a-7. As a result, on and after April 29, 2016, the Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), as required by Rule 2a-7. It is expected that the Fund’s future total returns will be lower than its historical returns due to the conversion to a government money market fund.

Cross-Trades

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same sub-adviser pursuant to “Cross-Trading” procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the three month period ended March 31, 2017, the SFT Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$283,384	$—	$—

(3)            Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Government Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At March 31, 2017, the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, and SFT Advantus Mortgage Securities  Fund held illiquid securities of $2,200,073, $1,963,332, and $1,303,459, respectively, which represent 0.58%, 0.62%, and 1.43% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of March 31, 2017:

	Acquisition
Security	Date	Cost
SFT Advantus Bond Fund
FAN Engine Securitization, Ltd.	10/18/2013	$346,121
Hometown Commercial Mortgage	Various	386,886
Multi Security Asset Trust	Various	1,524,963
		$2,257,970

SFT Advantus Dynamic Managed Volatility Fund
Aquarion Co.	08/19/2014	$498,361
Longtrain Leasing III LLC, 2015 - 1A Class A2	01/23/2015	999,576
Southern Natural Gas Co LLC	03/07/2017	498,581
		$1,996,518

SFT Advantus Mortgage Securities Fund
FAN Engine Securitization, Ltd.	10/18/2013	$92,567
Government National Mortgage Association (GNMA)	06/17/2003	533,224
Hometown Commercial Mortgage	11/28/2006	44,059
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	158,235
Multi Security Asset Trust	Various	978,942
		$1,807,027

(4)            Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended March 31, 2017, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2017 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$147,347,896	$—	$147,347,896
Asset-Backed Securities	—	19,815,332	—	19,815,332
Other Mortgage-Backed Securities	—	19,682,963	—	19,682,963
Corporate Obligations	—	181,488,347	—	181,488,347
Investment Companies	16,588,029	—	—	16,588,029
Total Investments	16,588,029	368,334,538	—	384,922,567
Other Financial Instruments*
Futures Contracts	3,932	—	—	3,932

Liabilities
Other Financial Instruments*
Futures Contracts	(17,884)	—	—	(17,884)

SFT Advantus Dynamic Managed Volatility Fund
Assets
Government Obligations	—	3,198,947	—	3,198,947
Asset-Backed Securities	—	958,949	—	958,949
Other Mortgage-Backed Securities	—	1,037,928	—	1,037,928
Corporate Obligations	—	106,224,246	—	106,224,246
Purchased Options	132,300	—	—	132,300
Investment Companies	199,684,670	—	—	199,684,670
Total Investments	199,816,970	111,420,070	—	311,237,040
Other Financial Instruments*
Futures Contracts	7,201	—	—	7,201

Liabilities
Other Financial Instruments*
Futures Contracts	(168,458)	—	—	(168,458)

SFT Advantus Government Money Market Fund
Assets
U.S. Government Obligations	—	72,936,921	—	72,936,921
Investment Companies	65,449	—	—	65,449
Total Investments	65,449	72,936,921	—	73,002,370

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	212,560,726	—	—	212,560,726
Investment Companies	10,288,124	—	—	10,288,124
Total Investments	222,848,850	—	—	222,848,850
Other Financial Instruments*
Futures Contracts	34,144	—	—	34,144

SFT Advantus Index 500 Fund
Assets
Common Stocks	768,960,689	—	—	768,960,689
Investment Companies	12,809,293	—	—	12,809,293
Total Investments	781,769,982	—	—	781,769,982

Liabilities
Other Financial Instruments*
Futures Contracts	(12,886)	—	—	(12,886)

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	56,681,406	—	56,681,406
Short-Term Debt Securities	—	34,834,361	—	34,834,361
Investment Companies	8,820,587	—	—	8,820,587
Total Investments	8,820,587	91,515,767	—	100,336,354
Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,638,665	—	1,638,665
Interest Rate Swap Contracts	—	341,974	—	341,974

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,259,546)	—	(1,259,546)
Interest Rate Swap Contracts	—	(588,080)	—	(588,080)

SFT Advantus Managed Volatility Equity Fund
Assets
Investment Companies	218,479,537	—	—	218,479,537
Purchased Options	96,900	—	—	96,900
Total Investments	218,576,437	—	—	218,576,437

Liabilities
Other Financial Instruments*
Futures Contracts	(41,645)	—	—	(41,645)
Written Options	(26,775)	—	—	(26,775)

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	75,369,985	—	75,369,985
Asset-Backed Securities	—	4,674,962	—	4,674,962
Other Mortgage-Backed Securities	—	7,374,442	—	7,374,442
Corporate Obligations	—	2,945,511	—	2,945,511
Investment Companies	8,669,142	—	—	8,669,142
Total Investments	8,669,142	90,364,900	—	99,034,042

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	136,519,902	—	—	136,519,902
Investment Companies	4,121,578	—	—	4,121,578
Total Investments	140,641,480	—	—	140,641,480

SFT IvySM Growth Fund
Assets
Common Stocks	463,992,438	—	—	463,992,438
Investment Companies	6,133,587	—	—	6,133,587
Total Investments	470,126,025	—	—	470,126,025

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	162,310,209	—	—	162,310,209
Investment Companies	5,623,000	—	—	5,623,000
Total Investments	167,933,209	—	—	167,933,209

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	114,910,617	—	—	114,910,617
Investment Companies	1,321,086	—	—	1,321,086
Total Investments	116,231,703	—	—	116,231,703

SFT T. Rowe Price Value Fund
Assets
Common Stocks	215,734,083	—	—	215,734,083
Preferred Stock	863,787	—	—	863,787
Investment Companies	2,348,615	—	—	2,348,615
Total Investments	218,946,485	—	—	218,946,485

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1 and 2 during the period.

(5)            Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500 and SFT Advantus Index 400 Mid-Cap Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)            Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: May 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 17, 2017